Eaton Vance

Limited Duration Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 7.7%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 6.188%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$1,000	$987,536
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.094%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	492,906
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.342%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,883,748
Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,000	1,000,453
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.04%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,982,182
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,959,180
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class E, 6.526%, (3 mo. USD LIBOR + 6.35%), 7/25/30(1)(2)	2,000	2,001,000
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.134%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,850	1,853,469
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.89%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,988,123
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.784%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	3,000	3,001,428
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.084%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	4,500	4,502,443
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.00%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	991,498
BlueMountain CLO XXV, Ltd.:
Series 2019-25A, Class E, 6.884%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	4,500	4,502,250
Series 2019-25A, Class ER, 7/15/36(1)(3)	2,000	2,001,000
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.888%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	6,500	6,517,537
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,887,930
Series 2018-1A, Class E, 6.136%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	936,661
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 6.184%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	3,194,922
Series 2019-2A, Class E, 7.334%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	1,000	1,002,385
Carlyle CLO 17, Ltd., Series C17A, Class DR, 6.186%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,750	1,677,837
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,899,068
Series 2014-4RA, Class D, 5.834%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,134,864
Series 2015-5A, Class DR, 6.888%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	956,725
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.188%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,500	1,502,549

Security	Principal Amount (000’s omitted)	Value
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 5.484%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	$2,000	$1,914,792
Series 2016-42A, Class ER, 5.734%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	971,497
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,555	1,581,681
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.438%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,500	1,502,037
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 7.176%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,583,659
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.829%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	3,275	3,240,193
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.438%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	1,052,348
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	981,645
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.938%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,755,623
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.876%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,553,021
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 6.686%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,990,386
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.434%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,500	1,502,151
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class E, 6.734%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	5,500	5,503,063
Magnetite XXIV, Ltd., Series 2019-24A, Class E, 7.134%, (3 mo. USD LIBOR + 6.95%), 1/15/33(1)(2)	3,000	3,029,238
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.25%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,489,220
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.388%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,999,918
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.683%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	1,000	999,955
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 6.984%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	2,250	2,254,410
Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.958%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	3,625	3,528,843
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,967,496
Series 2018-2A, Class D, 5.784%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	981,605
Series 2019-1A, Class D, 7.154%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	2,000	2,005,202
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.19%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	447,294
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 7.034%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	2,000	2,004,016
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.134%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,925,178
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	971,651

Security	Principal Amount (000’s omitted)	Value
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.184%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	$1,800	$1,802,785
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.888%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	6,000	6,004,032
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.438%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	921,172
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.958%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	553,563
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 6.388%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,846,958
Series 2016-3A, Class DR, 6.27%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	1,299,662
Series 2019-4A, Class E, 7.664%, (3 mo. USD LIBOR + 7.48%), 1/15/33(1)(2)	3,000	3,018,582
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.424%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	2,000	2,005,240

Total Asset-Backed Securities (identified cost $121,911,622)		$122,045,810

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$26,963,293

Total Closed-End Funds (identified cost $26,361,519)		$26,963,293

Collateralized Mortgage Obligations — 9.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$73	$77,231
Series 1497, Class K, 7.00%, 4/15/23	56	58,583
Series 1529, Class Z, 7.00%, 6/15/23	110	115,090
Series 1620, Class Z, 6.00%, 11/15/23	65	68,275
Series 1677, Class Z, 7.50%, 7/15/23	52	55,291
Series 1702, Class PZ, 6.50%, 3/15/24	727	771,408
Series 2113, Class QG, 6.00%, 1/15/29	274	306,062
Series 2122, Class K, 6.00%, 2/15/29	53	59,424
Series 2130, Class K, 6.00%, 3/15/29	36	40,261
Series 2167, Class BZ, 7.00%, 6/15/29	46	51,611
Series 2182, Class ZB, 8.00%, 9/15/29	432	493,205
Series 2198, Class ZA, 8.50%, 11/15/29	444	504,083
Series 2458, Class ZB, 7.00%, 6/15/32	525	617,947
Series 3762, Class SH, 9.816%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(4)	567	693,675

Security	Principal Amount (000’s omitted)	Value
Series 4097, Class PE, 3.00%, 11/15/40	$166	$166,680
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,454,163
Series 4273, Class SP, 11.754%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	503	725,177
Series 4337, Class YT, 3.50%, 4/15/49	661	661,097
Series 4452, Class ZJ, 3.00%, 11/15/44	3,256	3,268,238
Series 4594, Class FM, 1.092%, (1 mo. USD LIBOR + 1.00%), 6/15/46(2)	109	108,928
Series 4608, Class TV, 3.50%, 1/15/55	3,257	3,244,414
Series 4637, Class CU, 3.00%, 8/15/44	851	867,287
Series 4637, Class QF, 1.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)	1,596	1,550,596
Series 4639, Class KF, 1.392%, (1 mo. USD LIBOR + 1.30%), 12/15/44(2)	151	150,608
Series 4678, Class PC, 3.00%, 1/15/46	5,065	5,236,678
Series 4774, Class MH, 4.50%, 12/15/42	177	177,278
Series 4774, Class QD, 4.50%, 1/15/43	615	615,069
Series 4980, Class ZP, 2.50%, 7/25/49	248	247,551
Series 5028, Class TZ, 2.00%, 10/25/50	4,036	3,950,551
Series 5035, Class AZ, 2.00%, 11/25/50	16,836	16,537,594
Series 5083, Class SK, 3.853%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(4)	2,909	2,904,977
Series 5096, Class QZ, 3.00%, 4/25/51	827	827,445
Interest Only:(5)
Series 284, Class S6, 6.027%, (6.10% - 1 mo. USD LIBOR), 10/15/42(4)	1,873	373,132
Series 362, Class C7, 3.50%, 9/15/47	7,964	860,936
Series 362, Class C11, 4.00%, 12/15/47	7,751	925,278
Series 4067, Class JI, 3.50%, 6/15/27	1,566	125,213
Series 4070, Class S, 6.027%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	3,996	725,480
Series 4088, Class EI, 3.50%, 9/15/41	1,627	61,718
Series 4094, Class CS, 5.927%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	1,365	335,064
Series 4095, Class HS, 6.027%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	1,180	165,762
Series 4109, Class ES, 6.077%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	83	19,832
Series 4110, Class SA, 5.577%, (5.65% - 1 mo. USD LIBOR), 9/15/42(4)	3,133	585,072
Series 4149, Class S, 6.177%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	2,138	397,082
Series 4188, Class AI, 3.50%, 4/15/28	1,199	78,852
Series 4203, Class QS, 6.177%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	3,507	544,165
Series 4408, Class IP, 3.50%, 4/15/44	2,573	233,373
Series 4435, Class BI, 3.50%, 7/15/44	6,072	593,083
Series 4629, Class QI, 3.50%, 11/15/46	2,721	270,781
Series 4644, Class TI, 3.50%, 1/15/45	2,773	203,924
Series 4653, Class PI, 3.50%, 7/15/44	453	2,222
Series 4667, Class PI, 3.50%, 5/15/42	2,395	57,751
Series 4676, Class DI, 4.00%, 7/15/44	2,495	53,369
Series 4744, Class IO, 4.00%, 11/15/47	4,079	500,213
Series 4749, Class IL, 4.00%, 12/15/47	1,793	221,078
Series 4767, Class IM, 4.00%, 5/15/45	1,490	35,204
Series 4793, Class SD, 6.127%, (6.20% - 1 mo. USD LIBOR), 6/15/48(4)	9,137	1,190,445
Series 4966, Class SY, 5.959%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	20,483	3,119,774

Security	Principal Amount (000’s omitted)	Value
Principal Only:(6)
Series 242, Class PO, 0.00%, 11/15/36	$2,916	$2,691,864
Series 259, Class PO, 0.00%, 4/15/39	1,822	1,755,417
Series 3606, Class PO, 0.00%, 12/15/39	1,950	1,754,349
Series 4417, Class KO, 0.00%, 12/15/43	297	214,804
Series 4478, Class PO, 0.00%, 5/15/45	944	828,541
Series 4754, Class JO, 0.00%, 4/15/44	299	207,627

		$66,737,882

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$5,816	$5,889,327

		$5,889,327

Federal National Mortgage Association:
Series G92-46, Class Z, 7.00%, 8/25/22	$12	$11,933
Series G92-60, Class Z, 7.00%, 10/25/22	15	15,422
Series G93-35, Class ZQ, 6.50%, 11/25/23	849	891,507
Series G93-40, Class H, 6.40%, 12/25/23	182	191,661
Series 1991-98, Class J, 8.00%, 8/25/21	1	723
Series 1992-77, Class ZA, 8.00%, 5/25/22	21	21,619
Series 1992-103, Class Z, 7.50%, 6/25/22	2	2,316
Series 1992-113, Class Z, 7.50%, 7/25/22	8	8,028
Series 1992-185, Class ZB, 7.00%, 10/25/22	12	12,823
Series 1993-16, Class Z, 7.50%, 2/25/23	37	38,347
Series 1993-22, Class PM, 7.40%, 2/25/23	29	30,674
Series 1993-25, Class J, 7.50%, 3/25/23	45	47,431
Series 1993-30, Class PZ, 7.50%, 3/25/23	84	87,415
Series 1993-42, Class ZQ, 6.75%, 4/25/23	110	114,374
Series 1993-56, Class PZ, 7.00%, 5/25/23	21	21,768
Series 1993-156, Class ZB, 7.00%, 9/25/23	26	27,390
Series 1994-45, Class Z, 6.50%, 2/25/24	181	190,354
Series 1994-89, Class ZQ, 8.00%, 7/25/24	182	198,913
Series 1996-57, Class Z, 7.00%, 12/25/26	213	234,799
Series 1997-77, Class Z, 7.00%, 11/18/27	117	131,207
Series 1998-44, Class ZA, 6.50%, 7/20/28	121	136,098
Series 1999-45, Class ZG, 6.50%, 9/25/29	37	41,292
Series 2000-22, Class PN, 6.00%, 7/25/30	420	471,496
Series 2002-1, Class G, 7.00%, 7/25/23	29	30,706
Series 2002-21, Class PE, 6.50%, 4/25/32	312	361,783
Series 2005-75, Class CS, 23.834%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(4)	801	1,359,841
Series 2007-74, Class AC, 5.00%, 8/25/37	3,358	3,737,014
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	366	401,169
Series 2011-109, Class PE, 3.00%, 8/25/41	1,279	1,312,088
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,908	1,852,282
Series 2013-6, Class TA, 1.50%, 1/25/43	2,408	2,424,750
Series 2013-52, Class MD, 1.25%, 6/25/43	2,476	2,433,428
Series 2013-67, Class NF, 1.092%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	1,578	1,595,332
Series 2014-64, Class PA, 3.00%, 3/25/44	787	794,754
Series 2017-15, Class LE, 3.00%, 6/25/46	2,574	2,618,555
Series 2017-48, Class LG, 2.75%, 5/25/47	3,236	3,338,195
Series 2018-18, Class QD, 4.50%, 5/25/45	5,558	5,621,716

Security	Principal Amount (000’s omitted)	Value
Series 2019-29, Class WC, 60.935%, 6/25/48(7)	$151	$292,967
Series 2020-45, Class HZ, 2.50%, 7/25/50	152	152,223
Interest Only:(5)
Series 2010-124, Class SJ, 5.959%, (6.05% - 1 mo. USD LIBOR), 11/25/38(4)	27	136
Series 2011-101, Class IC, 3.50%, 10/25/26	3,941	233,950
Series 2011-101, Class IE, 3.50%, 10/25/26	1,240	73,976
Series 2012-33, Class CI, 3.50%, 3/25/27	2,463	142,472
Series 2012-94, Class KS, 6.559%, (6.65% - 1 mo. USD LIBOR), 5/25/38(4)	1,432	55,114
Series 2012-97, Class PS, 6.059%, (6.15% - 1 mo. USD LIBOR), 3/25/41(4)	1,365	59,097
Series 2012-118, Class IN, 3.50%, 11/25/42	4,855	776,797
Series 2012-124, Class IO, 1.437%, 11/25/42(7)	2,433	129,513
Series 2012-125, Class IG, 3.50%, 11/25/42	15,775	2,619,735
Series 2012-150, Class SK, 6.059%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,958	509,671
Series 2013-12, Class SP, 5.559%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	715	57,169
Series 2013-15, Class DS, 6.109%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	6,296	1,062,877
Series 2013-16, Class SY, 6.059%, (6.15% - 1 mo. USD LIBOR), 3/25/43(4)	1,439	293,971
Series 2013-54, Class HS, 6.209%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	812	38,439
Series 2013-64, Class PS, 6.159%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	1,975	288,323
Series 2013-75, Class SC, 6.159%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	3,522	313,570
Series 2014-32, Class EI, 4.00%, 6/25/44	616	73,343
Series 2014-55, Class IN, 3.50%, 7/25/44	1,380	227,104
Series 2014-89, Class IO, 3.50%, 1/25/45	1,694	236,529
Series 2015-17, Class SA, 6.109%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	699	19,792
Series 2015-52, Class MI, 3.50%, 7/25/45	1,677	248,607
Series 2017-46, Class NI, 3.00%, 8/25/42	1,560	22,587
Series 2018-21, Class IO, 3.00%, 4/25/48	6,928	655,823
Series 2019-1, Class AS, 5.909%, (6.00% - 1 mo. USD LIBOR), 2/25/49(4)	11,046	2,498,258
Series 2019-33, Class SK, 5.959%, (6.05% - 1 mo. USD LIBOR), 7/25/49(4)	10,038	1,152,813
Series 2020-23, Class SP, 5.959%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	6,830	1,024,878
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	1,849	1,686,448
Series 2006-8, Class WQ, 0.00%, 3/25/36	2,921	2,586,458

		$48,341,843

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$87	$81,306
Series 2017-121, Class DF, 0.593%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	6,354	6,398,765
Series 2017-137, Class AF, 0.593%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	3,430	3,452,897
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,757	4,517,296
Series 2021-57, Class LZ, 3.00%, 3/20/51	4,981	4,984,006
Interest Only:(5)
Series 2017-104, Class SD, 6.107%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	4,315	688,128
Series 2020-154, Class PI, 2.50%, 10/20/50	16,838	1,222,914
Series 2020-176, Class HI, 2.50%, 11/20/50	23,574	1,815,582

		$23,160,894

Total Collateralized Mortgage Obligations (identified cost $179,336,512)		$144,129,946

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$699,069
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	3,205	2,645,292
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(7)	3,500	2,707,889
Series 2016-C7, Class D, 4.408%, 12/10/54(1)(7)	1,675	1,507,680
CGMS Commercial Mortgage Trust:
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	905,610
Series 2017-MDRB, Class C, 2.573%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	5,000	4,894,464
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.285%, 8/10/50(1)(7)	7,400	7,375,149
Series 2015-CR22, Class D, 4.244%, 3/10/48(1)(7)	4,100	4,162,090
Credit Suisse Mortgage Trust:
Series 2016-NXSR, Class C, 4.527%, 12/15/49(7)	2,770	2,485,333
Series 2016-NXSR, Class D, 4.527%, 12/15/49(1)(7)	3,000	2,448,180
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.792%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	181	181,237
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	120	121,947
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	2,087,736
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.705%, 9/15/47(1)(7)	5,276	4,029,973
Series 2014-C25, Class D, 4.095%, 11/15/47(1)(7)	4,400	3,478,028
Series 2015-C29, Class D, 3.837%, 5/15/48(7)	2,000	1,639,166
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.611%, 8/15/46(1)(7)	7,167	6,442,486
Series 2013-C13, Class D, 4.213%, 1/15/46(1)(7)	3,000	3,066,013
Series 2013-C16, Class D, 5.189%, 12/15/46(1)(7)	3,500	3,599,729
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	1,166,822
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.282%, 7/15/50(1)(7)(8)	2,000	2,027,039
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,577	3,127,447
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	1,600	1,327,669
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	4,489	2,589,481
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(8)	2,000	2,001,519
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(8)	1,845	1,606,744
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.754%, 5/10/45(1)(7)	3,000	2,884,823
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.449%, 4/10/46(1)(7)	4,437	3,594,010
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.435%, 7/15/46(1)(7)	3,000	1,692,091
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,348,768
Series 2015-LC22, Class C, 4.708%, 9/15/58(7)	1,250	1,332,914
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,525,318
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,137,672

Total Commercial Mortgage-Backed Securities (identified cost $86,813,687)		$82,839,388

U.S. Government Agency Mortgage-Backed Securities — 24.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, with various maturities to 2050	$16,031	$16,784,672
4.50%, with various maturities to 2048	529	560,106
5.50%, with maturity at 2032	347	392,801
6.50%, with various maturities to 2036	2,662	3,015,415
7.00%, with various maturities to 2036	2,419	2,761,659
7.13%, with maturity at 2023	11	11,592
7.50%, with various maturities to 2035	1,522	1,686,126
8.00%, with various maturities to 2030	344	349,259
8.50%, with maturity at 2022	30	31,218
9.00%, with various maturities to 2031	25	28,670

		$25,621,518

Federal National Mortgage Association:
30-Year, 2.50%, TBA(9)	$103,178	$106,301,848
1.792%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(10)	683	711,478
2.445%, (1 yr. CMT + 2.265%), with maturity at 2036(10)	4,040	4,252,125
2.50%, with various maturities to 2051	61,083	63,276,512
2.585%, (COF + 1.25%), with maturity at 2036(10)	584	603,653
3.00%, with maturity at 2050	15,588	16,275,378
4.50%, with maturity at 2042	4,466	4,961,058
5.00%, with various maturities to 2040	4,703	5,324,019
5.50%, with various maturities to 2033	498	568,622
6.00%, with various maturities to 2029	637	678,287
6.329%, (COF + 2.00%, Floor 6.329%), with maturity at 2032(10)	1,028	1,144,250
6.50%, with various maturities to 2036	10,943	12,402,377
6.75%, with maturity at 2023	14	14,663
7.00%, with various maturities to 2037	2,718	3,091,807
7.50%, with various maturities to 2035	1,236	1,427,261
7.891%, with maturity at 2027(7)	101	109,404
8.00%, with various maturities to 2027	153	164,980
8.203%, with maturity at 2028(7)	23	25,006
8.23%, with maturity at 2024(7)	3	3,591
8.275%, with maturity at 2029(7)	25	27,223
8.29%, with maturity at 2027(7)	40	43,380
8.50%, with various maturities to 2037	364	413,720
9.00%, with various maturities to 2032	365	405,218
9.50%, with various maturities to 2030	77	85,666

		$222,311,526

Government National Mortgage Association:
2.50%, with various maturities to 2051	$93,841	$97,259,600
3.00%, with maturity at 2051	25,000	26,259,525
4.00%, with maturity at 2049	847	901,114
4.50%, with maturity at 2047	1,798	2,025,508
6.00%, with maturity at 2024	148	154,530
6.50%, with maturity at 2024	820	862,921
7.00%, with maturity at 2026	104	114,133
7.50%, with various maturities to 2032	1,696	1,875,948
8.00%, with various maturities to 2034	1,529	1,722,093

Security	Principal Amount (000’s omitted)	Value
8.50%, with maturity at 2022	$3	$2,718
9.00%, with various maturities to 2025	167	182,605

		$131,360,695

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $376,961,596)		$379,293,739

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(12)(13)(14)	31	$345,104

		$345,104

Automotive — 0.0%(11)
Dayco Products, LLC(12)(13)	27,250	$81,750

		$81,750

Business Equipment and Services — 0.0%(11)
Crossmark Holdings, Inc.(12)(13)	4,883	$292,980

		$292,980

Containers and Glass Products — 0.0%(11)
LG Newco Holdco, Inc.(12)(13)	166,175	$363,508

		$363,508

Electronics/Electrical — 0.1%
Skillsoft Corp.(12)(13)	143,062	$1,409,161

		$1,409,161

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(12)(13)	42,374	$665,624

		$665,624

Nonferrous Metals/Minerals — 0.0%(11)
ACNR Holdings, Inc., Class A(12)(13)	3,818	$76,678

		$76,678

Oil and Gas — 0.2%
AFG Holdings, Inc.(12)(13)(14)	29,751	$328,748
Extraction Oil & Gas, Inc.(12)(14)(15)	2,089	114,580
Extraction Oil & Gas, Inc.(12)(13)	38,649	2,122,216
Fieldwood Energy, Inc.(12)(13)(14)	10,085	0
McDermott International, Ltd.(12)(13)	93,940	46,031
Nine Point Energy Holdings, Inc.(12)(14)(15)	29,787	0
RDV Resources, Inc., Class A(12)(13)	27,724	4,852
Sunrise Oil & Gas, Inc., Class A(12)(13)	15,647	4,694

		$2,621,121

Publishing — 0.0%(11)
Tweddle Group, Inc.(12)(13)(14)	5,433	$46,289

		$46,289

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(12)(13)	74,443	$196,530

Security	Shares	Value
Cumulus Media, Inc., Class A(12)(13)	50,522	$740,147
iHeartMedia, Inc., Class A(12)(13)	31,657	852,523

		$1,789,200

Retailers (Except Food and Drug) — 0.0%(11)
David’s Bridal, LLC(12)(13)(14)	40,851	$0
Phillips Pet Holding Corp.(12)(13)(14)	582	227,715

		$227,715

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(12)(13)(14)	37,259	$763,064

		$763,064

Utilities — 0.0%(11)
Longview Intermediate Holdings, LLC, Class A(12)(13)(14)	10,730	$85,518

		$85,518

Total Common Stocks (identified cost $12,565,741)		$8,767,712

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Semiconductors & Semiconductor Equipment — 0.1%
ams AG, 0.875%, 9/28/22(16)	$1,000	$978,355

Total Convertible Bonds (identified cost $960,728)		$978,355

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(12)(13)	25,199	$2,267,953

		$2,267,953

Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(12)(14)(15)	555	$0
		$0

Total Convertible Preferred Stocks (identified cost $1,877,973)		$2,267,953

Corporate Bonds — 50.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.1%
Bombardier, Inc.:
7.125%, 6/15/26(1)	736	$771,512
7.50%, 12/1/24(1)	329	344,218
7.875%, 4/15/27(1)	1,612	1,674,481

Security	Principal Amount* (000’s omitted)		Value
Hexcel Corp., 4.20%, 2/15/27		881	$948,924
Howmet Aerospace, Inc., 6.875%, 5/1/25		1,133	1,320,285
Moog, Inc., 4.25%, 12/15/27(1)		955	989,891
Rolls-Royce PLC:
5.75%, 10/15/27(1)		2,704	2,981,917
5.75%, 10/15/27(16)	GBP	300	455,360
TransDigm UK Holdings PLC, 6.875%, 5/15/26		725	767,061
TransDigm, Inc.:
5.50%, 11/15/27		2,052	2,141,775
6.25%, 3/15/26(1)		2,408	2,543,450
6.375%, 6/15/26		100	103,722
7.50%, 3/15/27		1,862	1,983,216

			$17,025,812

Agriculture — 0.0%(11)
Tereos Finance Groupe I S.A., 4.125%, 6/16/23(16)	EUR	100	$120,212

			$120,212

Air Transport — 0.7%
Air France-KLM:
1.875%, 1/16/25(16)	EUR	100	$111,608
3.875%, 7/1/26(3)(16)	EUR	100	116,892
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		3,023	3,204,380
5.75%, 4/20/29(1)		1,952	2,113,040
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	1,130,367
Deutsche Lufthansa AG, 3.00%, 5/29/26(16)	EUR	100	119,893
Gatwick Airport Finance PLC, 4.375%, 4/7/26(16)	GBP	100	140,225
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		2,418	2,665,240
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	865,419
4.625%, 4/15/29(1)		838	868,378

			$11,335,442

Automotive — 1.9%
Adient Global Holdings, Ltd., 3.50%, 8/15/24(16)	EUR	150	$183,230
Adler Pelzer Holding GmbH, 4.125%, 4/1/24(16)	EUR	200	231,665
Clarios Global, L.P.:
4.375%, 5/15/26(16)	EUR	300	368,959
6.25%, 5/15/26(1)		1,504	1,604,106
6.75%, 5/15/25(1)		432	461,156
8.50%, 5/15/27(1)		3,233	3,528,658
Cummins, Inc., 1.50%, 9/1/30		1,000	966,596
Faurecia S.E., 3.75%, 6/15/28(16)	EUR	260	325,247
Ford Motor Co.:
4.75%, 1/15/43		274	291,467
7.45%, 7/16/31		1,449	1,907,246
8.50%, 4/21/23		1,828	2,042,242
9.00%, 4/22/25		2,833	3,496,333
9.625%, 4/22/30		1,184	1,700,585
Frigoglass Finance B.V., 6.875%, 2/12/25(16)	EUR	300	319,042
General Motors Co., 5.00%, 4/1/35		495	599,389
GKN Holdings, Ltd., 4.625%, 5/12/32(16)	GBP	120	181,934

Security	Principal Amount* (000’s omitted)		Value
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)		2,056	$2,155,202
5.25%, 7/15/31(1)		1,657	1,733,636
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(16)	EUR	100	138,291
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	675,608
4.375%, 1/15/31(1)		1,171	1,255,892
4.625%, 12/15/27(1)		514	545,251
RAC Bond Co. PLC, 5.00%, 11/6/22(16)	GBP	150	207,906
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,511	1,569,325
Renault S.A., 1.25%, 6/24/25(16)	EUR	300	351,340
TI Automotive Finance PLC, 3.75%, 4/15/29(16)	EUR	212	256,774
Tupy Overseas S.A., 4.50%, 2/16/31(1)		500	499,822
Volkswagen International Finance N.V., 3.875% to 6/17/29(16)(17)(18)	EUR	200	263,865
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	1,322,311
ZF North America Capital, Inc.:
4.50%, 4/29/22(1)		392	402,074
4.75%, 4/29/25(1)		200	216,604

			$29,801,756

Banks and Thrifts — 0.9%
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(17)		1,160	$1,259,081
BankUnited, Inc., 5.125%, 6/11/30		1,000	1,167,362
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(17)		1,100	1,149,170
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(17)		1,500	1,589,535
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(17)		1,086	1,088,106
Deutsche Bank AG, 7.125% to 4/30/26(16)(17)(18)	GBP	500	758,171
First Midwest Bancorp, Inc., 5.875%, 9/29/26		1,000	1,163,966
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(17)		1,280	1,397,502
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(17)		500	531,250
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(17)		844	878,984
Wells Fargo & Co., 3.584% to 5/22/27, 5/22/28(17)		2,000	2,204,776
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(17)		1,033	1,017,371

			$14,205,274

Beverage and Tobacco — 0.2%
Altria Group, Inc., 3.875%, 9/16/46		650	$647,090
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30		1,500	1,670,095
BAT Capital Corp., 4.54%, 8/15/47		650	692,509
Vector Group, Ltd., 5.75%, 2/1/29(1)		500	509,990

			$3,519,684

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		1,071	$1,102,594
Intrum AB, 3.50%, 7/15/26(16)	EUR	200	242,354
Macquarie Bank, Ltd., 3.052% to 3/3/31, 3/3/36(1)(17)		1,017	1,012,668
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		688	802,395

			$3,160,011

Building and Development — 1.5%
Boise Cascade Co., 4.875%, 7/1/30(1)		707	$752,637
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		1,592	1,675,715

Security	Principal Amount* (000’s omitted)		Value
Builders FirstSource, Inc.:
5.00%, 3/1/30(1)		510	$536,959
6.75%, 6/1/27(1)		762	818,411
CyrusOne, L.P./CyrusOne Finance Corp., 3.45%, 11/15/29		562	598,305
Empire Communities Corp., 7.00%, 12/15/25(1)		1,541	1,623,405
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,213	1,284,397
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,439,709
HT Troplast GmbH, 9.25%, 7/15/25(16)	EUR	315	414,670
James Hardie International Finance DAC, 3.625%, 10/1/26(16)	EUR	200	243,089
Masonite International Corp., 5.375%, 2/1/28(1)		570	605,890
MDC Holdings, Inc., 2.50%, 1/15/31		837	816,485
Miller Homes Group Holdings PLC, 5.50%, 10/15/24(16)	GBP	100	141,574
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,236	1,231,662
PCF GmbH, 4.75%, 4/15/26(16)	EUR	225	272,859
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		2,918	3,096,800
SRS Distribution, Inc., 6.125%, 7/1/29(1)		1,195	1,232,559
Standard Industries, Inc.:
2.25%, 11/21/26(16)	EUR	200	236,505
4.375%, 7/15/30(1)		1,146	1,185,199
5.00%, 2/15/27(1)		457	473,852
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(1)		685	744,297
5.75%, 1/15/28(1)		1,062	1,202,598
5.875%, 6/15/27(1)		808	916,648
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.70%, 6/15/28		66	72,858
Victoria PLC, 3.625%, 8/24/26(16)	EUR	385	463,592
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		1,083	1,160,581
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(19)		691	717,403

			$23,958,659

Business Equipment and Services — 1.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,830	$1,862,116
Allied Universal Holdco, LLC:
4.625%, 6/1/28(1)		1,941	1,948,550
6.00%, 6/1/29(1)		1,212	1,230,313
6.625%, 7/15/26(1)		2,534	2,689,790
9.75%, 7/15/27(1)		1,148	1,265,670
Endure Digital, Inc., 6.00%, 2/15/29(1)		1,334	1,322,534
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,670,668
7.125%, 7/31/26(16)		350	362,863
Iron Mountain, Inc.:
4.50%, 2/15/31(1)		750	760,313
5.00%, 7/15/28(1)		94	97,868
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		483	575,608
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 7/30/26(16)	EUR	300	367,913
Terminix Co., LLC (The), 7.45%, 8/15/27		4,075	4,787,045

			$19,941,251

Cable and Satellite Television — 2.5%
Altice France S.A.:
3.375%, 1/15/28(16)	EUR	100	$115,805
5.125%, 7/15/29(1)		767	771,717

Security	Principal Amount* (000’s omitted)		Value
5.50%, 1/15/28(1)		841	$873,757
7.375%, 5/1/26(1)		648	674,685
8.125%, 2/1/27(1)		4,904	5,349,038
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,739	1,773,780
4.50%, 8/15/30(1)		1,640	1,709,641
4.50%, 5/1/32		771	801,620
4.75%, 3/1/30(1)		1,789	1,894,104
5.00%, 2/1/28(1)		1,755	1,842,750
5.375%, 6/1/29(1)		595	651,138
5.75%, 2/15/26(1)		939	972,715
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		975	1,121,923
Comcast Corp., 1.95%, 1/15/31		1,000	986,809
CSC Holdings, LLC:
3.375%, 2/15/31(1)		912	862,971
5.25%, 6/1/24		355	385,158
5.75%, 1/15/30(1)		4,904	5,100,160
5.875%, 9/15/22		1,085	1,142,000
6.50%, 2/1/29(1)		543	602,111
6.75%, 11/15/21		2,780	2,841,480
7.50%, 4/1/28(1)		619	681,188
UPC Holding B.V., 5.50%, 1/15/28(1)		593	623,293
UPCB Finance VII, Ltd., 3.625%, 6/15/29(16)	EUR	300	364,135
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		946	956,992
Virgin Media Secured Finance PLC:
5.00%, 4/15/27(16)	GBP	100	143,987
5.50%, 8/15/26(1)		1,163	1,201,670
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(16)	GBP	500	704,186
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		425	435,032
Ziggo B.V.:
4.875%, 1/15/30(1)		843	865,188
5.50%, 1/15/27(1)		1,605	1,671,688
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(16)	EUR	230	269,723
6.00%, 1/15/27(1)		745	781,285

			$39,171,729

Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$968,349
4.125%, 4/15/29(1)		733	747,689
5.375%, 7/15/26(1)		1,305	1,340,333
Valmont Industries, Inc., 5.25%, 10/1/54		610	759,069

			$3,815,440

Chemicals and Plastics — 0.8%
Alpek SAB de CV, 4.25%, 9/18/29(1)		610	$663,851
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	542,956
Herens Midco S.a.r.l., 5.25%, 5/15/29(16)	EUR	216	251,145
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(16)	EUR	154	184,655
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		1,242	1,256,078
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		1,800	1,853,685

Security	Principal Amount* (000’s omitted)		Value
OCI N.V., 3.625%, 10/15/25(16)	EUR	100	$124,001
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)		931	934,491
SGL Carbon SE, 3.00%, 9/20/23(16)	EUR	400	466,962
SPCM S.A.:
2.625%, 2/1/29(16)	EUR	150	183,086
4.875%, 9/15/25(1)		1,356	1,397,595
Valvoline, Inc.:
3.625%, 6/15/31(1)		802	804,001
4.25%, 2/15/30(1)		790	816,686
W.R. Grace & Co., 4.875%, 6/15/27(1)		1,472	1,562,602
Westlake Chemical Corp., 5.00%, 8/15/46		710	900,588

			$11,942,382

Clothing/Textiles — 0.1%
PrestigeBidCo GmbH, 6.25%, 12/15/23(16)	EUR	265	$319,474
William Carter Co. (The):
5.50%, 5/15/25(1)		331	351,208
5.625%, 3/15/27(1)		811	855,637

			$1,526,319

Commercial Services — 0.7%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(16)(17)(18)	EUR	300	$368,609
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,029	1,040,010
4.625%, 10/1/27(1)		458	476,870
Autostrade per l’Italia SpA:
1.75%, 2/1/27(16)	EUR	200	245,012
2.00%, 12/4/28(16)	EUR	400	494,973
6.25%, 6/9/22	GBP	250	362,319
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(1)		429	435,167
5.375%, 3/1/29(1)		792	825,799
5.75%, 7/15/27(1)		1,215	1,271,897
Block Financial, LLC, 3.875%, 8/15/30		988	1,069,058
Korn Ferry, 4.625%, 12/15/27(1)		355	369,298
Loxam S.A.S., 3.25%, 1/14/25(16)	EUR	200	239,510
Mooney Group SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(16)	EUR	110	130,889
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,339,690
Nexi SpA, 1.75%, 10/31/24(16)	EUR	200	242,212
Verisure Midholding AB, 5.25%, 2/15/29(16)	EUR	175	213,731
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,240	1,296,234

			$10,421,278

Computers — 0.5%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$1,371,219
4.00%, 7/1/29(1)		717	734,029
DXC Technology Co., 4.75%, 4/15/27		1,000	1,152,358
International Business Machines Corp., 2.95%, 5/15/50		500	504,823
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		2,368	2,583,891
Seagate HDD Cayman:
3.125%, 7/15/29(1)		865	839,292
5.75%, 12/1/34		995	1,146,384

			$8,331,996

Security	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		406	$431,568
5.50%, 7/15/30(1)		691	747,213

			$1,178,781

Consumer Products — 0.0%(11)
Central Garden & Pet Co., 5.125%, 2/1/28		285	$302,071

			$302,071

Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.125%, 8/15/26(16)	EUR	200	$237,447
5.25%, 8/15/27(1)		1,661	1,696,429
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	709,691
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	779,254

			$3,422,821

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,067	$1,133,154

			$1,133,154

Distribution & Wholesale — 0.3%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,558	$2,622,986
Parts Europe S.A.:
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(16)	EUR	307	364,375
6.50%, 7/16/25(16)	EUR	100	124,577
Performance Food Group, Inc., 5.50%, 10/15/27(1)		935	983,924

			$4,095,862

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		459	$538,704
Affiliated Managers Group, Inc., 3.30%, 6/15/30		849	917,695
American AgCredit Corp., 5.25% to 6/15/26(1)(17)(18)		410	417,687
Arrow Global Finance PLC, 2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(2)(16)	EUR	100	118,747
BrightSphere Investment Group, Inc., 4.80%, 7/27/26		2,195	2,363,146
CI Financial Corp., 3.20%, 12/17/30		1,000	1,027,367
Discover Bank, 4.682% to 8/9/23, 8/9/28(17)		1,750	1,860,189
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(16)	EUR	600	731,122
5.375%, 2/15/26(16)	GBP	100	146,239
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(16)	EUR	245	294,497
Louvre Bidco S.A.S., 6.50%, 9/30/24(16)	EUR	400	492,062
PRA Group, Inc., 7.375%, 9/1/25(1)		1,566	1,691,280
ProGroup AG, 3.00%, 3/31/26(16)	EUR	300	360,172
Stifel Financial Corp., 4.00%, 5/15/30		769	854,203
UniCredit SpA:
5.861% to 6/19/27, 6/19/32(1)(17)		715	790,390
7.296% to 4/2/29, 4/2/34(1)(17)		500	601,785
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)		620	583,578
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(16)	EUR	3,400	4,027,640
3.50%, 11/1/25(16)	EUR	100	120,614

			$17,937,117

Security	Principal Amount* (000’s omitted)		Value
Drugs — 1.1%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		405	$411,103
6.125%, 8/1/28(1)		685	730,344
Bausch Health Americas, Inc.:
8.50%, 1/31/27(1)		3,076	3,350,964
9.25%, 4/1/26(1)		670	729,597
Bausch Health Companies, Inc.:
5.25%, 1/30/30(1)		431	401,369
5.25%, 2/15/31(1)		431	403,545
5.50%, 11/1/25(1)		955	981,024
5.75%, 8/15/27(1)		412	438,555
6.25%, 2/15/29(1)		473	468,412
7.00%, 1/15/28(1)		2,092	2,160,952
7.25%, 5/30/29(1)		544	557,440
9.00%, 12/15/25(1)		2,340	2,512,107
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		1,326	1,301,137
Hikma Finance USA, LLC, 3.25%, 7/9/25(16)		1,250	1,306,457
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,423,167

			$17,176,173

Ecological Services and Equipment — 0.4%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$578,867
5.125%, 7/15/29(1)		332	362,229
Covanta Holding Corp.:
5.00%, 9/1/30		60	63,164
5.875%, 7/1/25		860	891,859
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,499	1,497,358
3.75%, 8/1/25(1)		776	798,310
4.75%, 6/15/29(1)		2,095	2,177,857
Paprec Holding S.A., 3.50%, 7/1/28(3)(16)	EUR	129	152,766

			$6,522,410

Electric Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., 4.125%, 5/15/49		400	$467,298
ContourGlobal Power Holdings S.A., 4.125%, 8/1/25(16)	EUR	200	242,496
Drax Finco PLC, 6.625%, 11/1/25(1)		635	657,698
Edison International, 3.55%, 11/15/24		614	653,352
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(16)(17)	EUR	300	387,963
FirstEnergy Corp., Series B, 4.40% to 7/15/21, 7/15/27(20)		1,630	1,774,432
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		526	508,100
Orano S.A., 4.875%, 9/23/24	EUR	200	268,892
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		906	940,156
Southern California Edison Co., 4.00%, 4/1/47		845	890,452
Southern Co. (The), 4.40%, 7/1/46		971	1,142,209
TenneT Holding B.V., 2.995% to 3/1/24(16)(17)(18)	EUR	350	436,587
Virginia Electric & Power Co., 4.00%, 1/15/43		410	482,944
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,107,917
7.25%, 6/15/28(1)		915	1,020,394

			$10,980,890

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.7%
Electricite de France S.A., 2.875% to 12/15/26(16)(17)(18)	EUR	200	$244,913
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		960	986,779
Entegris, Inc., 4.375%, 4/15/28(1)		727	760,260
Imola Merger Corp., 4.75%, 5/15/29(1)		3,209	3,305,270
Jabil, Inc., 3.00%, 1/15/31		1,040	1,071,452
LogMeIn, Inc., 5.50%, 9/1/27(1)		662	686,527
Open Text Corp., 3.875%, 2/15/28(1)		1,009	1,024,942
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	901,587
RWE AG, 6.625% to 3/30/26, 7/30/75(16)(17)		266	309,421
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		680	673,255
4.375%, 2/15/30(1)		627	661,634
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	549,119
Verisure Holding AB, 3.25%, 2/15/27(16)	EUR	100	118,816

			$11,293,975

Energy — 0.5%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)		1,900	$1,971,006
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,988	2,081,436
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		2,374	2,428,721
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29(1)		884	902,140
5.50%, 2/15/26		412	425,946

			$7,809,249

Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,060	$1,118,565
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,402,827
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,684	1,719,465

			$4,240,857

Entertainment — 0.6%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		2,521	$2,675,411
8.125%, 7/1/27(1)		1,589	1,769,272
CPUK Finance, Ltd.:
4.50%, 8/28/27(16)	GBP	200	280,686
4.875%, 8/28/25(16)	GBP	135	189,568
Gamma Bidco SpA:
5.125%, 7/15/25(16)	EUR	200	245,320
6.25%, 7/15/25(16)	EUR	100	125,331
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,271,975
Powdr Corp., 6.00%, 8/1/25(1)		1,558	1,641,820
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,345	1,361,974

			$9,561,357

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.1%
Ashtead Capital, Inc.:
4.125%, 8/15/25(1)		1,425	$1,461,516
4.25%, 11/1/29(1)		526	569,395

			$2,030,911

Financial Intermediaries — 1.6%
Ally Financial, Inc., 4.70% to 5/15/26(17)(18)		1,453	$1,508,505
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(21)		765	150,418
10.00%, 12/19/22(1)(21)		200	39,000
Citigroup, Inc., 3.98% to 3/20/29, 3/20/30(17)		1,700	1,927,825
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(2)		479	477,357
1.416%, (3 mo. USD LIBOR + 1.27%), 3/28/22(2)		230	229,478
2.90%, 2/16/28		420	418,536
3.087%, 1/9/23		439	448,329
3.339%, 3/28/22		530	539,323
3.37%, 11/17/23		1,030	1,069,070
3.813%, 10/12/21		466	470,078
3.815%, 11/2/27		1,984	2,069,067
4.00%, 11/13/30		995	1,043,506
4.125%, 8/17/27		2,739	2,909,235
4.25%, 9/20/22		500	517,645
4.271%, 1/9/27		476	510,648
5.125%, 6/16/25		938	1,034,145
5.584%, 3/18/24		257	281,788
5.596%, 1/7/22		1,127	1,151,535
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,614	1,668,715
6.25%, 5/15/26		1,615	1,716,260
6.375%, 12/15/25		820	846,117
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(17)(18)		1,674	1,736,859
1.04% to 2/4/26, 2/4/27(17)		1,515	1,490,915
MSCI, Inc., 3.625%, 9/1/30(1)		520	533,042
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(17)		1,011	1,097,462

			$25,884,858

Financial Services — 0.6%
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)		1,100	$1,153,570
Bank of America Corp., 1.922% to 10/24/30, 10/24/31(17)		1,819	1,774,540
Brookfield Finance, Inc., 4.70%, 9/20/47		1,050	1,285,917
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		1,000	1,075,990
Debt and Asset Trading Corp., 1.00%, 10/10/25(16)		2,600	2,338,479
Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(17)		1,000	1,127,010

			$8,755,506

Food Products — 1.2%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(16)	GBP	100	$138,762
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		436	452,677
HLF Financing S.a.r.l, LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		1,696	1,710,933
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	854,000
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(1)		650	715,000
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,391	2,677,203

Security	Principal Amount* (000’s omitted)		Value
Kraft Heinz Foods Co.:
3.875%, 5/15/27		1,261	$1,386,480
4.25%, 3/1/31		2,286	2,599,375
4.375%, 6/1/46		2,212	2,510,697
4.625%, 10/1/39		425	496,394
4.875%, 10/1/49		600	729,952
5.50%, 6/1/50		1,261	1,640,162
Nomad Foods Bondco PLC, 2.50%, 6/24/28(16)	EUR	136	162,975
Post Holdings, Inc.:
4.50%, 9/15/31(1)		1,405	1,404,438
4.625%, 4/15/30(1)		1,158	1,178,937
Tesco PLC, 6.125%, 2/24/22	GBP	200	287,005

			$18,944,990

Food Service — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$1,932,207
4.00%, 10/15/30(1)		2,705	2,620,469
4.375%, 1/15/28(1)		1,014	1,029,362
5.75%, 4/15/25(1)		372	394,960
IRB Holding Corp.:
6.75%, 2/15/26(1)		448	464,576
7.00%, 6/15/25(1)		451	487,991
US Foods, Inc., 4.75%, 2/15/29(1)		1,457	1,488,027

			$8,417,592

Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,042	$1,112,627
5.875%, 2/15/28(1)		1,004	1,083,055
Casino Guichard Perrachon S.A.:
4.048% to 8/5/21, 8/5/26(16)(20)	EUR	200	232,063
5.25%, 4/15/27(16)	EUR	100	121,539

			$2,549,284

Health Care — 3.8%
Amgen, Inc., 3.375%, 2/21/50		700	$740,470
Anthem, Inc., 3.125%, 5/15/50		500	509,268
Avantor Funding, Inc., 4.625%, 7/15/28(1)		1,156	1,221,915
Baxter International, Inc., 3.95%, 4/1/30		1,000	1,152,591
Centene Corp.:
2.50%, 3/1/31		1,992	1,967,100
3.00%, 10/15/30		2,345	2,411,903
3.375%, 2/15/30		2,311	2,418,866
4.25%, 12/15/27		1,795	1,893,725
4.625%, 12/15/29		1,758	1,935,593
5.375%, 6/1/26(1)		2,690	2,814,412
CHS/Community Health Systems, Inc.:
6.125%, 4/1/30(1)		1,585	1,610,756
6.875%, 4/15/29(1)		1,605	1,684,263
DaVita, Inc., 4.625%, 6/1/30(1)		687	707,246
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		1,534	1,504,869

Security	Principal Amount* (000’s omitted)		Value
Encompass Health Corp.:
4.50%, 2/1/28		557	$578,665
4.625%, 4/1/31		787	844,215
4.75%, 2/1/30		1,098	1,168,151
Gilead Sciences, Inc., 2.60%, 10/1/40		750	723,458
Grifols S.A., 3.20%, 5/1/25(16)	EUR	250	299,421
HCA, Inc.:
5.375%, 9/1/26		1,610	1,854,720
5.625%, 9/1/28		1,472	1,746,160
5.875%, 2/15/26		2,705	3,132,390
5.875%, 2/1/29		1,076	1,302,493
IQVIA, Inc.:
2.25%, 1/15/28(16)	EUR	250	298,860
5.00%, 10/15/26(1)		850	882,028
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)		668	677,018
6.75%, 4/15/25(1)		731	780,869
LifePoint Health, Inc., 5.375%, 1/15/29(1)		1,850	1,806,368
ModivCare, Inc., 5.875%, 11/15/25(1)		1,122	1,203,440
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,511	1,575,391
4.375%, 6/15/28(1)		609	636,101
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)		3,072	3,091,154
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,485	1,602,649
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51		750	797,920
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,815	2,683,061
Tenet Healthcare Corp.:
4.625%, 9/1/24(1)		268	275,600
4.625%, 6/15/28(1)		377	388,581
4.875%, 1/1/26(1)		1,607	1,668,789
5.125%, 11/1/27(1)		1,607	1,687,406
6.125%, 10/1/28(1)		932	995,833
6.75%, 6/15/23		456	498,180
Thermo Fisher Scientific, Inc., 4.10%, 8/15/47		400	489,545
UnitedHealth Group, Inc., 3.75%, 10/15/47		650	749,766
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		1,684	1,745,938
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,273	1,430,432

			$60,187,579

Home Furnishings — 0.1%
Harman International Industries, Inc., 4.15%, 5/15/25		940	$1,044,178

			$1,044,178

Homebuilders/Real Estate — 0.0%(11)
M/I Homes, Inc., 4.95%, 2/1/28		459	$479,942
Meritage Homes Corp., 3.875%, 4/15/29(1)		128	132,640

			$612,582

Industrial Equipment — 0.1%
Madison IAQ, LLC:
4.125%, 6/30/28(1)		957	$967,766
5.875%, 6/30/29(1)		1,199	1,221,481
Vertical Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(16)	EUR	115	138,237

			$2,327,484

Security	Principal Amount* (000’s omitted)		Value
Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,783	$2,928,356
AmWINS Group, Inc., 7.75%, 7/1/26(1)		1,557	1,654,546
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	450,900
Athene Holding, Ltd.:
3.50%, 1/15/31		1,000	1,067,289
3.95%, 5/25/51		750	805,984
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,415	1,447,842
Galaxy Finco, Ltd., 9.25%, 7/31/27(16)	GBP	575	843,279
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	876,166
Hub International, Ltd., 7.00%, 5/1/26(1)		2,498	2,596,846
MetLife, Inc., 4.05%, 3/1/45		300	359,346
Old Republic International Corp., 3.85%, 6/11/51		444	473,623
Radian Group, Inc., 4.875%, 3/15/27		1,032	1,125,375

			$14,629,552

Internet Software & Services — 0.8%
Cars.com, Inc., 6.375%, 11/1/28(1)		1,152	$1,230,232
CDK Global, Inc., 5.25%, 5/15/29(1)		531	580,909
Netflix, Inc.:
3.00%, 6/15/25(16)	EUR	100	129,287
3.625%, 6/15/30(16)	EUR	350	494,386
4.875%, 4/15/28		1,665	1,937,694
4.875%, 6/15/30(1)		1,300	1,549,834
5.375%, 11/15/29(1)		1,000	1,215,946
5.50%, 2/15/22		1,825	1,875,543
5.875%, 11/15/28		1,810	2,223,974
Science Applications International Corp., 4.875%, 4/1/28(1)		1,277	1,343,819
United Group B.V., 4.00%, 11/15/27(16)	EUR	100	118,065

			$12,699,689

Leisure Goods/Activities/Movies — 1.6%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(1)		581	$631,547
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(19)		1,275	1,306,875
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,380,155
7.625%, 3/1/26(1)		539	586,163
7.625%, 3/1/26(16)	EUR	133	175,019
11.50%, 4/1/23(1)		531	598,264
Carnival PLC, 1.00%, 10/28/29	EUR	220	214,869
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,257	1,289,996
5.875%, 3/15/26(1)		414	434,545
8.75%, 5/1/25(1)		303	332,391
Explorer II AS, 3.375%, 2/24/25	EUR	400	444,656
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(16)(19)	EUR	309	367,111
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,315,658
8.00%, 4/15/26(1)		1,293	1,382,372
Motion Finco S.a.r.l., 7.00%, 5/15/25(16)	EUR	200	251,472

Security	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC:
5.75%, 8/15/26		1,186	$1,082,225
5.875%, 4/15/28(1)		1,559	1,533,994
NCL Corp, Ltd.:
3.625%, 12/15/24(1)		1,065	1,029,882
5.875%, 3/15/26(1)		662	694,911
10.25%, 2/1/26(1)		955	1,112,551
NCL Finance, Ltd., 6.125%, 3/15/28(1)		343	360,462
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,382	1,383,810
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		692	661,953
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		3,081	3,048,495
6.25%, 5/15/25(1)		1,690	1,688,209
7.00%, 2/15/29(1)		658	686,518
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	427,315
WMG Acquisition Corp., 3.625%, 10/15/26(16)	EUR	165	200,770

			$24,622,188

Lodging and Casinos — 1.8%
Accor S.A., 4.375% to 1/30/24(16)(17)(18)	EUR	300	$374,413
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)		3,279	3,324,086
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		2,831	2,844,829
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		895	957,203
5.625%, 5/1/24		480	520,417
5.75%, 2/1/27		573	638,428
MGM Resorts International:
4.75%, 10/15/28		1,637	1,742,586
5.75%, 6/15/25		948	1,046,592
7.75%, 3/15/22		2,300	2,406,835
NH Hotel Group S.A., 4.00%, 7/2/26(16)	EUR	100	118,679
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		2,086	2,243,003
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)		3,930	4,072,738
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	329,601
4.125%, 8/15/30(1)		1,108	1,140,863
4.25%, 12/1/26(1)		1,653	1,721,550
4.625%, 12/1/29(1)		2,359	2,511,155
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		1,562	1,682,196

			$27,675,174

Machinery — 0.1%
Flowserve Corp., 3.50%, 10/1/30		244	$257,665
nVent Finance S.a.r.l., 4.55%, 4/15/28		1,500	1,649,946
Sofima Holding SpA, 3.75%, 1/15/28(16)	EUR	221	263,826

			$2,171,437

Manufacturing — 0.2%
Novelis Corp.:
4.75%, 1/30/30(1)		1,068	$1,122,735
5.875%, 9/30/26(1)		1,530	1,593,502

			$2,716,237

Security	Principal Amount* (000’s omitted)		Value
Media — 0.5%
Banijay Group S.A.S., 6.50%, 3/1/26(16)	EUR	250	$306,775
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	1,614,938
Discovery Communications, LLC, 4.65%, 5/15/50		300	351,622
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		127	129,159
6.25%, 6/15/25(1)		807	855,739
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,036	1,074,094
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)		756	754,560
Tele Columbus AG, 3.875%, 5/2/25(16)	EUR	300	360,926
Telenet Finance Luxembourg S.a.r.l., 3.50%, 3/1/28(16)	EUR	200	246,806
Urban One, Inc., 7.375%, 2/1/28(1)		1,960	2,119,279

			$7,813,898

Metals/Mining — 0.9%
Arconic Corp., 6.125%, 2/15/28(1)		648	$697,063
Cleveland-Cliffs, Inc.:
6.75%, 3/15/26(1)		2,808	3,032,640
9.875%, 10/17/25(1)		293	343,765
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,005	3,234,131
Constellium N.V.:
4.25%, 2/15/26(16)	EUR	150	181,028
5.875%, 2/15/26(1)		837	862,905
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,821	2,228,285
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,090,425
6.125%, 4/1/29(1)		920	980,950
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)		931	1,036,729

			$13,687,921

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 9.50%, 6/1/24(1)		419	$455,095
First Quantum Minerals, Ltd.:
7.25%, 4/1/23(1)		1,332	1,359,479
7.50%, 4/1/25(1)		1,615	1,679,818
New Gold, Inc.:
6.375%, 5/15/25(1)		671	693,646
7.50%, 7/15/27(1)		2,183	2,371,284

			$6,559,322

Oil and Gas — 5.3%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		2,366	$2,434,105
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		2,170	2,352,226
Apache Corp., 4.375%, 10/15/28		750	799,417
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		756	790,708
Buckeye Partners, L.P., 4.50%, 3/1/28(1)		921	946,153
Callon Petroleum Co., 8.00%, 8/1/28(1)(3)		1,287	1,303,087
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)		245	240,810
6.875%, 4/1/27(1)		2,055	2,104,402
CNX Resources Corp., 6.00%, 1/15/29(1)		1,311	1,419,308

Security	Principal Amount* (000’s omitted)	Value
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	1,993	$2,070,229
7.75%, 2/15/26(1)	1,376	1,513,222
Continental Resources, Inc.:
4.375%, 1/15/28	1,220	1,353,090
4.90%, 6/1/44	47	53,288
5.75%, 1/15/31(1)	1,458	1,747,777
CrownRock, L.P./CrownRock Finance, Inc.:
5.00%, 5/1/29(1)	1,889	1,986,482
5.625%, 10/15/25(1)	2,575	2,672,451
CVR Energy, Inc., 5.75%, 2/15/28(1)	2,905	2,935,532
Endeavor Energy Resources, L.P./EER Finance, Inc.:
5.50%, 1/30/26(1)	1,045	1,089,000
5.75%, 1/30/28(1)	250	266,917
6.625%, 7/15/25(1)	707	758,622
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(17)(18)	300	265,500
EQT Corp.:
5.00%, 1/15/29	335	373,977
7.625% to 8/1/21, 2/1/25(20)	407	475,291
8.50% to 8/1/21, 2/1/30(20)	594	774,724
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	1,436	1,434,507
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	700	730,733
6.00%, 2/1/31(1)	560	594,300
Laredo Petroleum, Inc.:
9.50%, 1/15/25	414	436,753
10.125%, 1/15/28	622	684,822
Matador Resources Co., 5.875%, 9/15/26	1,543	1,591,373
MEG Energy Corp.:
5.875%, 2/1/29(1)	722	753,710
7.125%, 2/1/27(1)	1,550	1,655,446
Nabors Industries, Inc., 9.00%, 2/1/25(1)	661	696,605
Nabors Industries, Ltd.:
7.25%, 1/15/26(1)	617	605,903
7.50%, 1/15/28(1)	665	639,730
National Fuel Gas Co., 2.95%, 3/1/31	915	922,048
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,225	3,321,637
NOV, Inc., 3.60%, 12/1/29	248	259,698
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,111	1,159,862
Occidental Petroleum Corp.:
2.90%, 8/15/24	97	99,304
3.40%, 4/15/26	455	466,514
3.45%, 7/15/24	244	249,850
3.50%, 8/15/29	599	601,947
4.20%, 3/15/48	931	871,691
4.40%, 8/15/49	748	719,094
4.625%, 6/15/45	499	488,279
6.125%, 1/1/31	1,203	1,416,869
6.20%, 3/15/40	480	543,773
6.45%, 9/15/36	615	736,100
6.625%, 9/1/30	1,511	1,815,089
8.50%, 7/15/27	1,965	2,481,117
8.875%, 7/15/30	1,685	2,255,701

Security	Principal Amount* (000’s omitted)		Value
Ovintiv, Inc.:
6.50%, 8/15/34		49	$64,790
6.50%, 2/1/38		1,615	2,153,574
6.625%, 8/15/37		114	152,590
8.125%, 9/15/30		248	338,325
Patterson-UTI Energy, Inc., 3.95%, 2/1/28		1,310	1,326,769
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)		2,538	2,560,068
Petrobras Global Finance B.V., 6.90%, 3/19/49		683	815,160
Petroleos Mexicanos:
6.75%, 9/21/47		1,747	1,548,296
6.84%, 1/23/30		716	738,733
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	961,125
7.125%, 1/15/26(1)		500	516,017
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,224,232
8.875%, 11/15/24(1)		441	456,969
Shell International Finance B.V.:
2.375%, 11/7/29		500	519,559
3.75%, 9/12/46		400	454,605
Southwestern Energy Co.:
7.50%, 4/1/26		98	103,880
8.375%, 9/15/28		1,007	1,139,269
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(1)		1,038	1,069,140
4.875%, 2/1/31(1)		233	252,541
5.50%, 3/1/30		224	246,628
5.875%, 4/15/26		985	1,037,269
6.50%, 7/15/27		566	615,163
TechnipFMC PLC, 6.50%, 2/1/26(1)		856	924,504
Tervita Corp., 11.00%, 12/1/25(1)		1,280	1,435,814
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)		666	648,578
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)		526	532,466
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		481	484,102
Valero Energy Corp., 4.00%, 4/1/29		1,250	1,397,044
Williams Cos., Inc. (The), 5.75%, 6/24/44		790	1,039,053

			$83,715,036

Packaging & Containers — 0.2%
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(19)		1,933	$2,033,671
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(16)	EUR	350	417,679
Trivium Packaging Finance B.V., 3.75%, 8/15/26(16)	EUR	280	337,581

			$2,788,931

Pharmaceuticals — 0.3%
AstraZeneca PLC, 0.70%, 4/8/26		2,000	$1,948,761
Diocle SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(16)	EUR	126	149,853
Gruenenthal GmbH, 4.125%, 5/15/28(16)	EUR	101	123,701
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,169	1,272,749
Owens & Minor, Inc., 4.50%, 3/31/29(1)		1,120	1,152,261
Rossini S.a.r.l., 3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(16)	EUR	300	356,414

			$5,003,739

Security	Principal Amount* (000’s omitted)		Value
Pipelines — 1.2%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$1,954,666
7.875%, 5/15/26(1)		879	985,271
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31(1)		2,706	2,831,152
4.50%, 10/1/29		1,722	1,853,302
Cheniere Energy, Inc., 4.625%, 10/15/28(1)		1,122	1,185,113
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,473,024
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		871	887,260
4.75%, 1/15/31(1)		871	898,602
6.00%, 7/1/25(1)		699	761,788
6.50%, 7/1/27(1)		702	784,780
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		1,085	1,141,284
Kinder Morgan, Inc., 5.05%, 2/15/46		500	609,309
Magellan Midstream Partners, L.P., 4.20%, 10/3/47		300	334,036
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(17)(18)		1,954	1,730,658
TransCanada PipeLines, Ltd., 4.75%, 5/15/38		390	469,481
Western Midstream Operating, L.P.:
4.50%, 3/1/28		148	158,553
4.75%, 8/15/28		150	162,532
5.30% to 8/1/21, 2/1/30(20)		1,187	1,332,847

			$19,553,658

Private Equity — 0.0%(11)
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)		400	$429,954

			$429,954

Publishing — 0.1%
Adevinta ASA, 3.00%, 11/15/27(16)	EUR	100	$122,933
Nielsen Finance, LLC/Nielsen Finance Co.:
5.625%, 10/1/28(1)		447	472,660
5.875%, 10/1/30(1)		447	487,665

			$1,083,258

Radio and Television — 1.3%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(1)		1,168	$1,210,733
7.75%, 4/15/28(1)		1,517	1,591,037
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		740	760,561
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		2,646	1,716,725
Entercom Media Corp., 6.75%, 3/31/29(1)		1,627	1,692,096
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	190,805
8.375%, 5/1/27		2,130	2,284,980
Sirius XM Radio, Inc.:
4.625%, 7/15/24(1)		1,595	1,640,769
5.00%, 8/1/27(1)		1,609	1,689,651
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		3,987	4,321,170
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,707	1,828,624
Univision Communications, Inc., 4.50%, 5/1/29(1)		1,141	1,152,193

			$20,079,344

Security	Principal Amount* (000’s omitted)		Value
Real Estate Investment Trusts (REITs) — 0.8%
ADLER Group S.A.:
2.25%, 1/14/29(16)	EUR	300	$346,159
2.75%, 11/13/26(16)	EUR	100	120,285
3.25%, 8/5/25(16)	EUR	200	245,470
Aedas Homes Opco SLU, 4.00%, 8/15/26(16)	EUR	105	127,614
American Assets Trust, L.P., 3.375%, 2/1/31		1,000	1,031,561
Diversified Healthcare Trust, 4.375%, 3/1/31		903	866,428
Extra Space Storage, L.P., 2.55%, 6/1/31		399	402,176
Flamingo LUX II SCA, 5.00%, 3/31/29(16)	EUR	265	312,819
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)		905	886,592
6.00%, 4/15/25(1)		716	756,851
Heimstaden Bostad AB, 3.00% to 10/29/27(16)(17)(18)	EUR	152	180,215
Neinor Homes S.A., 4.50%, 10/15/26(16)	EUR	100	121,760
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,342,720
Service Properties Trust:
3.95%, 1/15/28		1,626	1,537,367
4.75%, 10/1/26		995	984,552
4.95%, 10/1/29		158	156,143
5.50%, 12/15/27		307	328,134
7.50%, 9/15/25		993	1,125,135
Sun Communities Operating, L.P., 2.70%, 7/15/31		261	261,545
Vornado Realty, L.P., 3.40%, 6/1/31		219	226,669
WP Carey, Inc., 3.85%, 7/15/29		159	176,240

			$12,536,435

Retail — 0.5%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)		550	$543,813
Dufry One B.V.:
2.00%, 2/15/27(16)	EUR	100	112,054
2.50%, 10/15/24(16)	EUR	200	236,433
3.375%, 4/15/28(16)	EUR	139	163,995
eG Global Finance PLC, 6.25%, 10/30/25(16)	EUR	300	365,303
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		895	911,839
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	979,734
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,228	1,260,235
Punch Finance PLC, 6.125%, 6/30/26(16)	GBP	125	175,406
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(16)	GBP	100	144,972
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	844,600
Victoria’s Secret & Co., 4.625%, 7/15/29(1)(3)		941	941,000
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50		618	682,590
Walmart, Inc., 2.95%, 9/24/49		500	530,970

			$7,892,944

Retailers (Except Food and Drug) — 1.0%
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		2,331	$2,511,652
L Brands, Inc.:
6.625%, 10/1/30(1)		884	1,024,335
6.75%, 7/1/36		437	548,217
6.875%, 11/1/35		1,651	2,092,642
6.95%, 3/1/33		415	504,781
7.60%, 7/15/37		254	321,389
9.375%, 7/1/25(1)		316	409,278

Security	Principal Amount* (000’s omitted)		Value
Macy’s Retail Holdings, LLC., 4.30%, 2/15/43		1,252	$1,035,404
Murphy Oil USA, Inc.:
4.75%, 9/15/29		728	766,937
5.625%, 5/1/27		560	592,682
Nordstrom, Inc., 5.00%, 1/15/44		775	773,617
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,731	1,800,240
7.75%, 2/15/29(1)		1,778	1,962,468
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,289	1,329,359

			$15,673,001

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$1,592,767

			$1,592,767

Software and Services — 0.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,337	$1,331,959
Gartner, Inc.:
3.625%, 6/15/29(1)		427	433,939
3.75%, 10/1/30(1)		660	676,078
4.50%, 7/1/28(1)		908	960,151
Oracle Corp., 2.95%, 4/1/30		1,500	1,581,384

			$4,983,511

Steel — 0.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$510,870
Allegheny Technologies, Inc.:
5.875%, 12/1/27		320	336,333
7.875%, 8/15/23		3,109	3,412,127
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,433	1,583,200
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,494	2,643,839
thyssenkrupp AG, 2.875%, 2/22/24(16)	EUR	100	120,478
TMS International Corp., 6.25%, 4/15/29(1)		620	651,775

			$9,258,622

Surface Transport — 0.3%
CMA CGM S.A., 5.25%, 1/15/25(16)	EUR	185	$224,603
Hertz Corp. (The):
5.50%, 10/15/24(1)(21)		681	687,234
6.00%, 1/15/28(1)(21)		364	392,030
6.25%, 10/15/22(21)		1,041	1,050,098
Moto Finance PLC, 4.50%, 10/1/22(16)	GBP	250	345,047
Stena International S.A., 6.125%, 2/1/25(1)		200	208,750
XPO Logistics, Inc., 6.125%, 9/1/23(1)		2,221	2,244,865

			$5,152,627

Technology — 0.1%
International Game Technology PLC, 4.125%, 4/15/26(1)		892	$929,910
Western Union Co. (The), 6.20%, 11/17/36		872	1,102,020

			$2,031,930

Telecommunications — 2.6%
Altice France Holding S.A.:
6.00%, 2/15/28(1)		719	$716,972
10.50%, 5/15/27(1)		1,599	1,778,911
AT&T, Inc., 3.55%, 9/15/55(1)		1,589	1,596,641

Security	Principal Amount* (000’s omitted)		Value
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	$2,856,534
DKT Finance ApS, 9.375%, 6/17/23(1)		200	204,750
eircom Finance DAC, 3.50%, 5/15/26(16)	EUR	200	243,248
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		840	871,004
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	406,436
Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(16)	EUR	100	120,958
Lumen Technologies, Inc., 7.50%, 4/1/24		47	52,816
Matterhorn Telecom S.A., 3.125%, 9/15/26(16)	EUR	200	238,514
Nokia Oyj, 6.625%, 5/15/39		600	778,305
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(16)	EUR	200	245,587
SES GLOBAL Americas Holdings GP, 5.30%, 3/25/44(1)		314	368,192
SES S.A., 5.30%, 4/4/43(1)		186	218,633
SoftBank Group Corp., 2.875%, 1/6/27(3)(16)	EUR	200	237,150
Sprint Capital Corp., 6.875%, 11/15/28		1,951	2,504,596
Sprint Communications, Inc., 6.00%, 11/15/22		365	386,900
Sprint Corp.:
7.25%, 9/15/21		3,265	3,320,064
7.625%, 2/15/25		1,785	2,123,043
7.625%, 3/1/26		993	1,214,072
7.875%, 9/15/23		7,378	8,391,191
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)(3)		907	923,272
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(16)	EUR	270	348,370
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(16)	EUR	150	186,532
T-Mobile USA, Inc.:
2.25%, 2/15/26		1,121	1,130,809
2.625%, 2/15/29		1,064	1,052,030
2.875%, 2/15/31		638	634,013
3.875%, 4/15/30		1,000	1,121,250
4.50%, 2/1/26		980	1,001,619
4.75%, 2/1/28		1,045	1,120,763
Telecom Italia Capital S.A., 6.00%, 9/30/34		816	942,480
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	215	374,557
Telecom Italia SpA:
2.50%, 7/19/23(16)	EUR	400	494,774
2.75%, 4/15/25(16)	EUR	256	320,650
3.00%, 9/30/25(16)	EUR	140	177,940
5.303%, 5/30/24(1)		1,118	1,226,530
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(16)	EUR	400	476,935
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(16)(17)	GBP	350	527,262
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		396	404,965

			$41,339,268

Transportation — 0.3%
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)		1,000	$1,158,880
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,520	1,555,021
FedEx Corp., 4.10%, 2/1/45		500	572,320
XPO CNW, Inc., 6.70%, 5/1/34		1,000	1,197,500

			$4,483,721

Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31(1)		556	$551,022
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	1,095,801
4.625%, 2/1/29(1)		680	670,443

Security	Principal Amount* (000’s omitted)		Value
5.00%, 2/1/31(1)		910	$907,270
5.125%, 3/15/28(1)		1,511	1,539,580
5.25%, 6/1/26(1)		697	718,931
ENERGO-PRO AS, 4.50%, 5/4/24(16)	EUR	450	527,030
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)(3)		838	850,570
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	63,375
4.50%, 9/15/27(1)		804	871,656
NRG Energy, Inc.:
3.375%, 2/15/29(1)		664	652,055
3.625%, 2/15/31(1)		1,107	1,089,233
5.25%, 6/15/29(1)		673	716,819
5.75%, 1/15/28		1,455	1,553,976
7.25%, 5/15/26		1,278	1,328,123
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)		655	673,107
5.00%, 1/31/28(1)		1,497	1,589,500
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		1,415	1,423,844
5.00%, 7/31/27(1)		1,278	1,313,631

			$18,135,966

Total Corporate Bonds (identified cost $752,475,622)			$792,997,056

Exchange-Traded Funds — 0.0%(11)

Security	Shares		Value
SPDR Bloomberg Barclays High Yield Bond ETF		5,280	$580,589

Total Exchange-Traded Funds (identified cost $574,253)			$580,589

Preferred Stocks — 0.2%

Security	Shares		Value
Building and Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%(13)		40,000	$998,800

			$998,800

Financial Services — 0.0%
DBI Investors, Inc., Series A-1(12)(13)(14)		1,932	$0

			$0

Nonferrous Metals/Minerals — 0.0%(11)
ACNR Holdings, Inc., 15.00% (PIK)(12)(13)		1,803	$189,315

			$189,315

Pipelines — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(17)		31,158	$688,903

			$688,903

Security	Shares		Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC Series A, 8.00% (PIK)(12)(13)(14)		1,136	$0
David’s Bridal, LLC Series B, 10.00% (PIK)(12)(13)(14)		4,631	0

			$0

Telecommunications — 0.0%(11)
United States Cellular Corp., 6.25%(13)		18,950	$518,662

			$518,662

Total Preferred Stocks (identified cost $2,570,029)			$2,395,680

Senior Floating-Rate Loans — 50.2%(22)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.1%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	204	$233,520
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	910,729
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,183,190
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		741	741,088
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		352	343,390
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		655	638,706
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(23)		172	172,315
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(14)		221	181,591
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		398	401,731
TransDigm, Inc.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 8/22/24		1,357	1,342,082
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 12/9/25		5,460	5,385,615
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		6,571	6,442,047

			$17,976,004

Air Transport — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	$801,621
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		1,950	2,061,881

			$2,863,502

Automotive — 1.6%
Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/8/28		875	$877,279
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		1,885	1,883,440
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		848	846,109
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	500	589,355
Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(24)		1,730	1,454,040

Borrower/Description	Principal Amount* (000’s omitted)		Value
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(24)		1,448	$1,440,866
Clarios Global, L.P., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,450	1,709,339
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,152	1,103,040
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	1,000	1,185,750
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		650	653,656
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	869	1,026,735
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		4,000	3,996,553
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		2,512	2,518,656
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		450	451,195
Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,681	3,652,100
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		1,085	1,087,475
TI Group Automotive Systems, LLC, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	530	632,919
Wheel Pros, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		750	752,761

			$25,861,268

Beverage and Tobacco — 0.0%(11)
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		775	$778,875

			$778,875

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,157	$1,161,386
Clipper Acquisitions Corp., Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 3/3/28		1,234	1,222,864
Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28		1,945	1,940,667

			$4,324,917

Building and Development — 2.0%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28		1,775	$1,768,897
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		204	205,074
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		475	480,937
American Builders & Contractors Supply Co., Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,407	2,392,627
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		572	572,483
APi Group DE, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/1/26		1,449	1,448,026
Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25		997	974,882
Core & Main L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(24)		1,163	1,164,112
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		976	976,215

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,753	$5,713,148
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		1,125	1,118,772
Quikrete Holdings, Inc.:
Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 2/1/27		2,960	2,935,871
Term Loan, 5/12/28(25)		2,175	2,160,591
RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23		2,182	2,184,705
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25		203	202,526
SRS Distribution, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		1,000	1,000,391
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,011	1,013,817
White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		2,090	2,095,050
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		1,296	1,298,299
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		1,319	1,279,861

			$30,986,284

Business Equipment and Services — 4.8%
Adtalem Global Education, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/11/25		412	$410,532
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	998	1,181,246
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		1,421	1,416,897
Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		2,740	2,751,836
Amentum Government Services Holdings, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 1/29/27		1,015	1,013,482
AppLovin Corporation, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,911	2,909,950
Artera Services, LLC, Term Loan, 3/6/25(25)		1,050	1,046,719
ASGN Incorporated, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/2/25		313	313,835
Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,117	1,114,546
Blitz 20-487 GmbH, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 4/28/28	EUR	1,000	1,184,786
Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25		924	924,260
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		576	567,360
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,822	1,817,694
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,070	1,071,497
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24		1,911	1,913,089
Ceridian HCM Holding, Inc., Term Loan, 2.594%, (1 week USD LIBOR + 2.50%), 4/30/25		1,507	1,487,591
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		256	254,316

Borrower/Description	Principal Amount* (000’s omitted)		Value
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		1,955	$1,966,819
EAB Global, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24		1,379	1,379,118
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		2,800	2,792,126
First Advantage Holdings, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 1/31/27		606	604,018
Garda World Security Corporation, Term Loan, 4.35%, (1 mo. USD LIBOR + 4.25%), 10/30/26		859	863,816
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,145	2,187,517
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	748	890,847
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		823	825,876
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		2,866	2,874,973
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,054	1,032,732
IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25		9,906	9,921,903
Iron Mountain, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/2/26		895	879,276
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		673	671,419
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,494	2,499,984
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		639	633,037
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,260	2,229,618
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	421,813
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	1,000	1,174,387
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/21/27		347	341,460
Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/1/28		650	650,000
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,988	1,939,602
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	748	890,139
Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 3/6/28		673	675,417
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		1,097	1,099,445
PGX Holdings, Inc., Term Loan, 10.50%, (3 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		720	687,737
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(24)		1,540	1,540,464
Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27		481	482,872
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		1,000	1,000,000
SMG US Midco 2, Inc., Term Loan, 2.662%, (USD LIBOR + 2.50%), 1/23/25(24)		242	234,884

Borrower/Description	Principal Amount* (000’s omitted)		Value
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		640	$644,758
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	1,000	1,166,112
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		3,890	3,897,544
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	946	1,120,534
Term Loan, 3/27/28(25)	EUR	54	64,031
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (1 mo. EURIBOR + 2.375%), 7/15/25	EUR	826	969,493
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		845	847,368
Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23		820	821,132
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		303	294,043
Zephyr Bidco Limited, Term Loan, 4.805%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	775	1,061,671

			$75,657,621

Cable and Satellite Television — 1.9%
CSC Holdings, LLC:
Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,903	$3,861,382
Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 1/15/26		1,051	1,038,170
Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,341	1,330,644
Numericable Group S.A.:
Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25		2,064	2,035,835
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	504	589,215
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	2,060,056
UPC Broadband Holding B.V.:
Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	890,196
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,764,174
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,543,466
UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,025	3,010,504
Virgin Media Bristol, LLC, Term Loan, 3.353%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	1,149,550
Virgin Media Ireland, Limited, Term Loan, 6/17/29(25)	EUR	1,000	1,181,727
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	1,529,395
Term Loan, 3.305%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	1,500	2,048,187
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	4,418,519

			$30,451,020

Chemicals and Plastics — 2.3%
Aruba Investments, Inc., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	998	$1,187,221
Atotech B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	1,000	1,178,339
Azelis Finance S.A., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 11/7/25	EUR	1,925	2,269,015
Caldic B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	1,000	1,167,964
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		1,904	1,912,288
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		151	151,161
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		155	154,447

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		216	$216,109
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		31	30,902
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		187	186,929
Hexion, Inc.:
Term Loan, 3.71%, (3 mo. USD LIBOR + 3.50%), 7/1/26		760	760,766
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	759	904,274
Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27		796	792,191
INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	1,178,413
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	237,265
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		222	222,921
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	1,215	1,434,741
INEOS Styrolution Group GmbH, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 1/29/27	EUR	1,000	1,176,034
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		2,350	2,348,165
Lonza Group AG:
Term Loan, 4/29/28(25)	EUR	1,000	1,186,083
Term Loan, 4/29/28(25)		1,250	1,252,187
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,000	1,179,327
Messer Industries GmbH, Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26		1,442	1,434,257
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		922	925,573
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24		466	463,269
Orion Engineered Carbons GmbH:
Term Loan, 2.147%, (3 mo. USD LIBOR + 2.00%), 7/25/24		695	692,028
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), 7/25/24	EUR	949	1,127,323
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(24)		2,650	2,633,875
PQ Corporation, Term Loan, 2.436%, (3 mo. USD LIBOR + 2.25%), 2/7/27		404	403,794
Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26		640	640,550
Rohm Holding GmbH:
Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26		940	943,130
Term Loan, 7/31/26(25)	EUR	500	595,733
Solenis Holdings, LLC, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	497	592,397
Starfruit Finco B.V., Term Loan, 3.133%, (USD LIBOR + 2.75%), 10/1/25(24)		2,813	2,795,132
Tronox Finance, LLC, Term Loan, 2.63%, (USD LIBOR + 2.50%), 3/13/28(24)		1,811	1,802,216
Venator Materials Corporation, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 8/8/24		409	406,762

			$36,582,781

Conglomerates — 0.2%
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		1,550	$1,555,231

Borrower/Description	Principal Amount* (000’s omitted)		Value
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (1 mo. EURIBOR + 2.50%, Floor 1.00%), 6/27/24	EUR	1,205	$1,430,329

			$2,985,560

Containers and Glass Products — 1.0%
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,531	$2,474,615
Flex Acquisition Company, Inc.:
Term Loan, 3.452%, (3 mo. USD LIBOR + 3.25%), 6/29/25		1,499	1,486,395
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		1,457	1,452,908
Libbey Glass, Inc., Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25		5,087	5,296,552
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(24)		349	349,852
Reynolds Consumer Products, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 2/4/27		2,166	2,151,337
Reynolds Group Holdings, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,368	1,361,000
TricorBraun Holdings, Inc.:
Term Loan, 3.267%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(23)		106	104,917
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		469	466,444
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		821	820,561

			$15,964,581

Drugs — 2.2%
Aenova Holding GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 3/6/25	EUR	500	$596,432
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		498	514,315
Albany Molecular Research, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24		249	249,496
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		1,104	1,101,245
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,617	3,564,740
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		863	860,352
Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25		4,699	4,685,949
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		833	836,161
Elanco Animal Health Incorporated, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 8/2/27		1,792	1,768,345
Horizon Therapeutics USA, Inc.:
Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26		654	651,269
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		1,945	1,937,831
Jazz Financing Lux S.a.r.l.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 5/5/28	EUR	1,000	1,188,097
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 4/21/28		1,625	1,632,980
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		3,411	3,310,391
Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,956	1,904,559

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	$736,462
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	1,177,666
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		6,185	6,184,117
Recipharm AB, Term Loan, 2/17/28(25)	EUR	1,000	1,185,101

			$34,085,508

Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		4,933	$4,920,573
US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26		271	271,524

			$5,192,097

Electronics/Electrical — 8.7%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		42	$42,308
Applied Systems, Inc.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24		4,555	4,551,591
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		470	477,740
Aptean, Inc.:
Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26		735	733,913
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		1,450	1,446,375
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		767	768,224
Banff Merger Sub, Inc.:
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25		2,753	2,739,921
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	492	585,845
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		400	408,667
Buzz Merger Sub, Ltd.:
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/29/27		568	566,748
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		60	60,314
Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25		1,252	1,260,822
Celestica, Inc., Term Loan, 2.595%, (1 mo. USD LIBOR + 2.50%), 6/27/25		218	217,228
CentralSquare Technologies, LLC, Term Loan, 3.896%, (3 mo. USD LIBOR + 3.75%), 8/29/25		878	823,534
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25		274	273,684
CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,793	1,787,459
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	1,188,122
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(23)		371	369,777
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,379	1,376,394
Cornerstone OnDemand, Inc., Term Loan, 3.341%, (1 mo. USD LIBOR + 3.25%), 4/22/27		1,455	1,456,358
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		660	659,866

Borrower/Description	Principal Amount* (000’s omitted)		Value
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,400	$1,404,813
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,950	1,984,125
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,070	1,073,636
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,827	1,840,756
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		788	788,059
EverCommerce, Inc., Term Loan, 6/14/28(25)		275	275,688
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		507	507,575
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		3,008	2,963,776
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		520	521,699
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		3,135	3,148,839
GlobalLogic Holdings, Inc.:
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/1/25		448	447,413
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27		744	746,585
Go Daddy Operating Company, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 8/10/27		1,089	1,083,858
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		7,707	7,732,671
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	3,456	4,069,049
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/25/27		5,678	5,652,494
Term Loan - Second Lien, 7.125%, 2/25/25(26)		500	512,500
Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		448	447,470
LogMeIn, Inc., Term Loan, 4.827%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,816	1,814,551
MA FinanceCo., LLC:
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		521	515,949
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	981	1,181,697
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,766	1,792,376
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	263,185
Magenta Buyer, LLC:
Term Loan, 5/3/28(25)		3,900	3,904,177
Term Loan - Second Lien, 5/3/29(25)		1,050	1,042,125
Marcel LUX IV S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,778,625
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		95	95,024
Maxlinear, Inc., Term Loan, 6/17/28(25)		800	799,250
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26		440	441,214
NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26		929	922,241
Nobel Bidco B.V., Term Loan, 6/10/28(25)	EUR	1,000	1,186,386
Oravel Stays Singapore Pte. Ltd., Term Loan, 6/23/26(25)		550	561,000
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		600	601,875

Borrower/Description	Principal Amount* (000’s omitted)		Value
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	1,000	$1,186,268
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,425	2,434,644
Proofpoint, Inc., Term Loan, 6/9/28(25)		2,500	2,489,452
ProQuest, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 10/23/26		1,488	1,488,170
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		1,347	1,341,365
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		2,125	2,121,547
Recorded Books, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 8/29/25		1,660	1,664,381
Renaissance Holding Corp.:
Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,707	1,692,203
Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	201,125
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		1,581	1,251,070
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,517	3,484,329
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24		738	746,212
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25		2,438	2,444,003
SolarWinds Holdings, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/24		1,158	1,145,696
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		398	398,829
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25		993	982,873
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25		1,307	1,293,658
SurveyMonkey, Inc., Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), 10/10/25		713	710,492
Tech Data Corporation, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/25		1,117	1,119,633
Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28		399	399,798
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26		5,071	5,059,259
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		475	482,917
TTM Technologies, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 9/28/24		150	149,623
Uber Technologies, Inc.:
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25		7,673	7,678,302
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/16/27		3,477	3,481,280
Ultimate Software Group, Inc. (The):
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,695	1,697,755
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		3,920	3,927,775
Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25		702	704,016
Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,244	1,226,028

Borrower/Description	Principal Amount* (000’s omitted)		Value
Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/27/28	EUR	1,000	$1,184,120
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	993	1,188,851
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,456	2,478,577
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,086	1,082,346
Vungle, Inc., Term Loan, 5.604%, (1 mo. USD LIBOR + 5.50%), 9/30/26		4,470	4,489,933

			$137,322,101

Equipment Leasing — 0.2%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/5/27	EUR	1,000	$1,183,250
Delos Finance S.a.r.l., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 10/6/23		2,293	2,293,396

			$3,476,646

Financial Intermediaries — 1.5%
Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25		2,348	$2,349,751
Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23		3,904	3,905,265
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		5,150	5,147,585
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(21)		2,694	549,002
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		266	265,730
FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25		860	858,172
Focus Financial Partners, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24		2,969	2,943,517
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		535	531,531
Greenhill & Co., Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/12/24		1,002	1,001,205
GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,500	1,469,632
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		2,668	2,670,452
Nets Holding A/S, Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 2/6/25	EUR	1,000	1,185,750
Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26		953	947,382
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		427	427,881

			$24,252,855

Food Products — 1.6%
Alphabet Holding Company, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/26/24		3,791	$3,790,607
B&G Foods, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/10/26		227	227,469
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		385	376,097
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,370,388

Borrower/Description	Principal Amount* (000’s omitted)		Value
Froneri International, Ltd.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,178	$2,148,460
Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 1/29/27	EUR	1,275	1,484,686
H Food Holdings, LLC:
Term Loan, 3.792%, (1 mo. USD LIBOR + 3.69%), 5/23/25		752	748,050
Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/23/25		463	462,546
HLF Financing S.a.r.l., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/18/25		1,070	1,065,905
JBS USA LUX S.A., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/1/26		4,668	4,661,728
Nomad Foods Europe Midco Limited, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 6/17/28	EUR	3,000	3,576,146
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		397	397,998
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		309	311,041
Sunshine Investments B.V., Term Loan, 3.838%, (3 mo. GBP LIBOR + 3.75%), 3/28/25	GBP	750	1,035,746
Valeo F1 Company Limited (Ireland), Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/27/27	EUR	1,000	1,186,343
Wsof I New Finco B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	750	886,255

			$24,729,465

Food Service — 0.4%
Aramark Services, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/11/25		933	$924,696
IRB Holding Corp., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		2,211	2,207,732
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28		600	602,250
US Foods, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 6/27/23		765	759,007
Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/13/26		1,695	1,672,215

			$6,165,900

Food/Drug Retailers — 0.1%
L1R HB Finance Limited, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	750	$867,080

			$867,080

Forest Products — 0.1%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		151	$151,169
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,050	1,053,610
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		400	401,000

			$1,605,779

Health Care — 5.4%
Accelerated Health Systems, LLC, Term Loan, 3.591%, (1 mo. USD LIBOR + 3.50%), 10/31/25		561	$559,924
ADMI Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,795	1,775,499
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 9/29/25	EUR	1,000	1,184,917
Alliance Healthcare Services, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		759	756,618

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 2.00% cash, 10.00% PIK, 4/24/24		562	$533,426
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,484	2,500,513
Avantor Funding, Inc.:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24		617	618,944
Term Loan, 6/12/28(25)	EUR	1,000	1,190,725
Bayou Intermediate II, LLC, Term Loan, 5/13/28(25)		750	753,750
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	750	885,978
BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25		3,739	3,448,546
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		449	452,101
CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	1,903	2,215,164
Cerba Healthcare S.A.S., Term Loan, 5/12/28(25)	EUR	1,250	1,484,209
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		5,291	5,291,611
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23		2,583	2,583,779
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/1/24		531	531,413
Dedalus Finance GmbH, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 5/4/27	EUR	500	594,450
Elsan S.A.S., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/16/28	EUR	1,500	1,778,791
Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,337	1,338,863
Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25		8,928	7,667,240
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		2,062	2,060,264
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24		938	939,952
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		962	964,294
Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,113	1,113,147
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		1,198	1,192,576
IQVIA, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/7/24		1,503	1,496,758
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,468	1,462,003
IVC Acquisition Ltd., Term Loan, 2/13/26(25)	GBP	1,000	1,387,335
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,214	1,218,477
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/31/25	EUR	1,000	1,186,120
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		474	473,319
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		7,881	7,867,468
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(23)		86	86,203
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(24)		1,851	1,856,867

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/2/28		58	$58,482
Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,484	1,488,374
Ortho-Clinical Diagnostics S.A.:
Term Loan, 3.089%, (1 mo. USD LIBOR + 3.00%), 6/30/25		1,954	1,954,738
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	743	882,841
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		500	502,187
Parexel International Corporation, Term Loan, 2.845%, (1 mo. USD LIBOR + 2.75%), 9/27/24		566	562,915
Phoenix Guarantor, Inc.:
Term Loan, 3.341%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,911	1,900,396
Term Loan, 3.573%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,320	1,312,772
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,047	1,046,346
Radiology Partners, Inc., Term Loan, 4.325%, (1 mo. USD LIBOR + 4.25%), 7/9/25		597	597,433
RadNet, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/22/28		1,025	1,025,000
Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	500	593,468
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		2,968	2,952,502
Sound Inpatient Physicians, Term Loan, 2.845%, (1 mo. USD LIBOR + 2.75%), 6/27/25		485	483,737
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		200	200,374
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		1,059	1,064,720
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	589,136
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		2,322	2,259,742
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		1,662	1,653,081
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,235	2,244,306

			$84,823,794

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,473	$2,501,135
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		8,176	7,828,752

			$10,329,887

Industrial Equipment — 2.6%
AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	750	$875,325
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		1,083	1,085,252
Altra Industrial Motion Corp., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 10/1/25		585	583,539
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		525	524,891
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		4,312	4,336,440

Borrower/Description	Principal Amount* (000’s omitted)		Value
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		266	$262,041
CPM Holdings, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 11/17/25		317	315,053
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	369	438,224
Term Loan, 4.686%, (3 mo. USD LIBOR + 4.50%), 4/16/26		466	464,336
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	317	375,807
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	792	939,522
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		912	913,744
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		1,066	1,070,394
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		412	429,105
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	1,000	1,187,602
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24		1,568	1,568,545
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		317	318,459
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	1,371	1,618,838
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		347	348,207
Gardner Denver, Inc., Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), 3/1/27	EUR	1,426	1,680,810
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,678	1,685,326
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,020	1,021,160
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		400	397,625
Hillman Group, Inc. (The):
Term Loan, 2/24/28(25)		72	71,655
Term Loan, 2/24/28(25)		353	352,902
LTI Holdings, Inc.:
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,409	3,367,359
Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		197	196,746
Term Loan, 7/24/26(25)		200	200,000
Term Loan, 7/24/26(25)		325	325,000
Minimax Viking GmbH, Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 7/31/25	EUR	960	1,137,797
Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	1,875	2,210,638
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,016	982,859
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		237	236,748
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		500	499,271
Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25		3,072	3,023,039
Vertical Midco GmbH:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 7/29/27	EUR	1,500	1,784,740
Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27		1,216	1,219,551

Borrower/Description	Principal Amount* (000’s omitted)		Value
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,767	$1,754,731
Zephyr German BidCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/10/28	EUR	1,500	1,788,013

			$41,591,294

Insurance — 2.2%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25		466	$461,282
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,695	2,670,180
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		3,856	3,836,127
Andromeda Investissements, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/12/26	EUR	1,250	1,476,938
AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27		172	171,636
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23		1,787	1,779,892
Term Loan, 3.345%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,107	1,095,923
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,144	3,112,022
Term Loan - Second Lien, 5.354%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,350	1,362,825
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	750	894,130
Hub International Limited:
Term Loan, 2.926%, (3 mo. USD LIBOR + 2.75%), 4/25/25		5,044	4,993,035
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		1,847	1,849,525
NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,147	3,106,914
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		1,712	1,715,059
Sedgwick Claims Management Services, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,243	1,231,315
USI, Inc.:
Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,128	3,103,547
Term Loan, 3.397%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,404	1,392,733

			$34,253,083

Leisure Goods/Activities/Movies — 1.6%
AMC Entertainment Holdings, Inc., Term Loan, 3.086%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,833	$1,728,953
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,550	1,840,976
Carnival Corporation:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25		1,287	1,319,577
Term Loan, 6/30/25(25)	EUR	1,000	1,189,752
ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,925	1,853,480
Crown Finance US, Inc.:
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	289	302,439
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,502	1,315,667
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24		257	325,938
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		1,125	1,122,159
Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	950	1,096,423

Borrower/Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		465	$452,919
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,858	1,811,675
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	667,969
Playtika Holding Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,209	2,202,556
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		2,168	2,153,867
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		198	197,002
Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24		946	912,845
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		2,864	2,863,958
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,081	1,221,352

			$24,579,507

Lodging and Casinos — 1.3%
Boyd Gaming Corporation, Term Loan, 2.338%, (1 week USD LIBOR + 2.25%), 9/15/23		718	$717,583
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		2,740	2,722,131
Four Seasons Hotels Limited, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/30/23		1,051	1,048,822
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		4,237	4,209,519
GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24		1,137	1,133,082
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	1,850	2,180,476
Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(25)		925	926,590
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,555	2,460,454
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	750	892,647
Stars Group Holdings B.V. (The):
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 7/10/25		1,730	1,736,420
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	582	692,182
VICI Properties 1, LLC, Term Loan, 1.841%, (1 mo. USD LIBOR + 1.75%), 12/20/24		2,315	2,298,134

			$21,018,040

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		553	$557,218
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		337	337,717
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	1,025	1,206,278

			$2,101,213

Oil and Gas — 1.0%
Ameriforge Group, Inc.:
Term Loan, 12.544%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(23)		100	$54,801

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		788	$433,462
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	126,190
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		214	218,426
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		2,740	2,724,240
Centurion Pipeline Company, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 9/29/25		268	265,108
Term Loan, 4.095%, (1 mo. USD LIBOR + 4.00%), 9/28/25		224	220,797
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		246	244,397
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,272	2,293,620
Delek US Holdings, Inc.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/31/25		1,368	1,338,253
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		568	571,006
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(23)		409	415,499
Term Loan, 0.00%, 4/11/22(21)		2,771	1,440,887
Lealand Finance Company B.V., Term Loan, 4.093%, (1 mo. USD LIBOR + 4.00%), 1.093% cash, 3.00% PIK, 6/30/25		217	99,865
Matador Bidco S.a.r.l., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 10/15/26		1,728	1,733,166
Prairie ECI Acquiror L.P., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 3/11/26		654	637,705
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		772	766,532
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		482	248,066
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		101	98,270
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		107	98,904
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		124	95,733
UGI Energy Services, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,054	1,056,462

			$15,181,389

Publishing — 0.5%
Adevinta ASA:
Term Loan, 4/20/28(25)		300	$300,609
Term Loan, 4/20/28(25)	EUR	2,000	2,374,021
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		471	472,033
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		1,179	1,179,615
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		372	373,002
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	1,000	1,187,356
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,061	1,061,661

Borrower/Description	Principal Amount* (000’s omitted)	Value
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(21)	773	$29,956
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	514	505,427

		$7,483,680

Radio and Television — 1.0%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	322	$322,917
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	3,046	1,887,278
Entercom Media Corp., Term Loan, 2.595%, (1 mo. USD LIBOR + 2.50%), 11/18/24	897	890,627
Entravision Communications Corporation, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 11/29/24	837	831,258
Gray Television, Inc.:
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 2/7/24	278	277,274
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 1/2/26	637	634,931
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	755	749,903
iHeartCommunications, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	493	488,960
Nexstar Broadcasting, Inc.:
Term Loan, 2.345%, (1 mo. USD LIBOR + 2.25%), 1/17/24	125	124,925
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 9/18/26	453	452,375
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	639	633,755
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	413	409,355
Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,847	1,840,556
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	6,924	6,943,060

		$16,487,174

Retailers (Except Food and Drug) — 0.6%
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(21)	2,227	$93,726
BJ’s Wholesale Club, Inc., Term Loan, 2.073%, (1 mo. USD LIBOR + 2.00%), 2/3/24	487	487,311
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	698	699,614
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	625	571,246
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	529	526,090
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	2,438	2,455,380
Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	1,393	1,394,900
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	2,066	2,058,354
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	1,325	1,327,484
Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(14)	108	86,549
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(14)(21)	112	89,509

		$9,790,163

Steel — 0.2%
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	671	$620,610

Borrower/Description	Principal Amount* (000’s omitted)		Value
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		871	$869,661
Zekelman Industries, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/24/27		1,116	1,106,041

			$2,596,312

Surface Transport — 0.3%
Hertz Corporation (The):
DIP Loan, 6.477%, (1 mo. USD LIBOR + 7.25%, Floor 1.00%), 12/31/21(23)		1,017	$1,022,291
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/30/23		691	696,006
Term Loan, 6/14/28(25)		198	197,229
Term Loan, 6/14/28(25)		1,052	1,046,521
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		2,239	2,244,906

			$5,206,953

Telecommunications — 2.0%
Avaya, Inc., Term Loan, 4.073%, (1 mo. USD LIBOR + 4.00%), 12/15/27		200	$200,938
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27		7,289	7,203,012
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		912	891,100
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		4,889	4,705,427
eircom Finco S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,786	2,116,587
Gamma Infrastructure III B.V., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/9/25	EUR	1,700	2,011,365
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		329	329,430
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26		644	595,998
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		444	449,948
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,500	1,532,062
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(14)		1,088	906,168
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		775	775,683
Plantronics, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 7/2/25		1,187	1,169,131
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,040	1,032,046
Zayo Group Holdings, Inc.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,171	2,149,826
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	988	1,166,015
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28		4,150	4,114,841

			$31,349,577

Utilities — 0.3%
Calpine Construction Finance Company L.P., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/25		2,708	$2,679,985
Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27		2,022	2,011,794

Borrower/Description	Principal Amount* (000’s omitted)		Value
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		42	$43,236

			$4,735,015

Total Senior Floating-Rate Loans (identified cost $798,103,715)			$793,656,925

Sovereign Government Bonds — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
Provincia de Buenos Aires/Government Bonds:
6.50%, 2/15/23(16)		404	$179,784
7.875%, 6/15/27(16)		1,958	886,014
9.125%, 3/16/24(16)		176	79,642
9.95%, 6/9/21(16)		172	82,132
Republic of Argentina, 0.125% to 7/9/21, 7/9/35(20)		1,711	545,695

Total Argentina			$1,773,267

Bahrain — 0.2%
Kingdom of Bahrain:
6.75%, 9/20/29(16)		1,040	$1,144,572
7.375%, 5/14/30(16)		1,324	1,500,026

Total Bahrain			$2,644,598

Barbados — 0.2%
Government of Barbados, 6.50%, 10/1/29(1)		3,080	$3,125,896

Total Barbados			$3,125,896

Belarus — 0.2%
Republic of Belarus:
5.875%, 2/24/26(16)		440	$408,254
6.875%, 2/28/23(16)		2,615	2,604,435

Total Belarus			$3,012,689

Benin — 0.2%
Benin Government International Bond, 6.875%, 1/19/52(16)	EUR	2,170	$2,686,175

Total Benin			$2,686,175

Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$374,765
4.625%, 1/13/28		1,850	2,002,468

Total Brazil			$2,377,233

Cameroon — 0.1%
Republic of Cameroon International Bond, 5.95%, 7/7/32(1)(3)	EUR	940	$1,114,605

Total Cameroon			$1,114,605

Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(16)	EUR	1,801	$2,166,723

Total Croatia			$2,166,723

Security	Principal Amount* (000’s omitted)		Value
Dominican Republic — 0.2%
Dominican Republic:
4.50%, 1/30/30(16)		734	$752,357
5.875%, 1/30/60(16)		979	978,021
6.85%, 1/27/45(16)		436	494,315
7.45%, 4/30/44(16)		868	1,048,327

Total Dominican Republic			$3,273,020

Ecuador — 0.1%
Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(16)(20)		2,958	$1,549,294

Total Ecuador			$1,549,294

Egypt — 0.6%
Arab Republic of Egypt:
8.15%, 11/20/59(16)		4,807	$4,824,209
8.50%, 1/31/47(16)		3,343	3,494,856
8.70%, 3/1/49(16)		1,463	1,549,902
8.875%, 5/29/50(16)		355	383,606

Total Egypt			$10,252,573

El Salvador — 0.1%
Republic of El Salvador, 7.75%, 1/24/23(16)		2,128	$2,112,466

Total El Salvador			$2,112,466

Ivory Coast — 0.3%
Ivory Coast Government International Bond:
4.875%, 1/30/32(16)	EUR	633	$751,931
5.25%, 3/22/30(16)	EUR	709	880,638
6.625%, 3/22/48(16)	EUR	2,701	3,370,854
6.875%, 10/17/40(16)	EUR	402	522,127

Total Ivory Coast			$5,525,550

Lebanon — 0.0%(11)
Lebanese Republic:
6.25%, 11/4/24(16)(21)		16	$2,101
6.25%, 6/12/25(16)(21)		287	37,890
6.40%, 5/26/23(21)		13	1,716
6.65%, 4/22/24(16)(21)		715	94,342
6.65%, 11/3/28(16)(21)		207	27,498
6.75%, 11/29/27(16)(21)		4	526
6.85%, 3/23/27(16)(21)		412	53,991
6.85%, 5/25/29(21)		8	1,058
7.00%, 3/20/28(16)(21)		466	61,426
7.05%, 11/2/35(16)(21)		86	11,424
7.15%, 11/20/31(16)(21)		451	59,124
8.20%, 5/17/33(21)		156	20,834
8.25%, 5/17/34(21)		129	16,847

Total Lebanon			$388,777

Pakistan — 0.1%
Islamic Republic of Pakistan:
7.375%, 4/8/31(16)		315	$324,844
8.875%, 4/8/51(16)		782	831,902

Total Pakistan			$1,156,746

Security	Principal Amount* (000’s omitted)		Value
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(16)		2,507	$2,886,209

Total Paraguay			$2,886,209

Romania — 0.6%
Romania Government International Bond:
2.625%, 12/2/40(16)	EUR	101	$118,977
2.75%, 4/14/41(16)	EUR	504	595,230
3.375%, 1/28/50(16)	EUR	3,207	4,065,334
3.624%, 5/26/30(16)	EUR	610	837,831
4.625%, 4/3/49(16)	EUR	2,528	3,807,761

Total Romania			$9,425,133

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(16)		1,120	$1,114,811

Total Seychelles			$1,114,811

Suriname — 0.2%
Republic of Suriname, 9.25%, 10/26/26(16)		4,769	$2,991,117

Total Suriname			$2,991,117

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond:
5.625%, 2/17/24(16)	EUR	1,393	$1,544,552
6.75%, 10/31/23(16)	EUR	889	1,022,845

Total Tunisia			$2,567,397

Turkey — 0.1%
Republic of Turkey:
4.375%, 7/8/27(3)	EUR	850	$1,001,387
6.75%, 5/30/40		630	619,309
7.625%, 4/26/29		500	548,875

Total Turkey			$2,169,571

Ukraine — 0.7%
Ukraine Government International Bond:
0.00%, GDP-Linked, 5/31/40(1)(16)(27)		1,697	$2,017,716
9.75%, 11/1/28(16)		7,659	9,145,673

Total Ukraine			$11,163,389

United Arab Emirates — 0.2%
Finance Department Government of Sharjah, 4.375%, 3/10/51(16)		2,625	$2,538,443

Total United Arab Emirates			$2,538,443

Zambia — 0.0%(11)
Republic of Zambia:
5.375%, 9/20/22(16)		402	$254,708
8.50%, 4/14/24(16)		206	132,590
8.97%, 7/30/27(16)		200	126,927

Total Zambia			$514,225

Total Sovereign Government Bonds (identified cost $76,044,186)			$78,529,907

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.2%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$3,600	$3,648,933

Total Kenya		$3,648,933

Nigeria — 0.2%
Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(28)	$2,500	$2,520,705

Total Nigeria		$2,520,705

Tanzania — 0.4%
Government of the United Republic of Tanzania:
Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$1,021	$1,041,362
Term Loan, 5.384%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	971	995,939
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	4,410	4,410,000

Total Tanzania		$6,447,301

Total Sovereign Loans (identified cost $12,489,243)		$12,616,939

Warrants — 0.0%(11)

Security	Shares	Value
Entertainment — 0.0%(11)
Cineworld Group PLC, Exp. 11/23/25(12)(13)	78,565	$39,070

		$39,070

Health Care — 0.0%(11)
THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	24	$24,191
THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	175	54,338
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(12)(13)(14)	11,110	0

		$78,529

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(12)(13)(14)	7,886	$0

		$0

Total Warrants (identified cost $0)		$117,599

Miscellaneous — 0.0%

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(13)(14)	2,257,600	$0

		$0

Oil and Gas — 0.0%
Paragon Offshore Finance Company, Class A(12)(13)(14)	2,021	$0
Paragon Offshore Finance Company, Class B(12)(13)(14)	1,011	0

		$0

Total Miscellaneous (identified cost $21,988)		$0

Short-Term Investments — 6.0%

U.S. Treasury Obligations — 0.0%(11)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/22/21(29)	$235	$234,994
U.S. Treasury Bill, 0.00%, 9/9/21	265	264,978

Total U.S. Treasury Obligations (identified cost $499,980)		$499,972

Other — 6.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(30)	93,930,876	$93,930,876

Total Other (identified cost $93,930,709)		$93,930,876

Total Short-Term Investments (identified cost $94,430,689)		$94,430,848

Total Investments — 161.0% (identified cost $2,543,499,103)		$2,542,611,739

Less Unfunded Loan Commitments — (0.1)%		$(1,510,280)

Net Investments — 160.9% (identified cost $2,541,988,823)		$2,541,101,459

Other Assets, Less Liabilities — (47.2)%		$(745,324,500)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.7)%		$(216,002,511)

Net Assets Applicable to Common Shares — 100.0%		$1,579,774,448

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $700,832,769 or 44.4% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2021.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2021.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(9)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(10)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2021.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Restricted security.

(16)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $110,808,653 or 7.0% of the Fund’s net assets applicable to common shares.

(17)	Security converts to variable rate after the indicated fixed-rate coupon period.

(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(19)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(20)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.

(21)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(22)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(23)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2021, the total value of unfunded loan commitments is $1,512,086.

(24)

The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(25)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.

(26)	Fixed-rate loan.

(27)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(28)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(29)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(30)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	10,187,781	EUR	8,355,519	9/15/21	$265,143
USD	5,460,380	EUR	4,478,336	9/15/21	142,110
USD	2,730,163	EUR	2,239,146	9/15/21	71,054
USD	2,673,253	EUR	2,192,471	9/15/21	69,573
USD	2,199,209	EUR	1,803,684	9/15/21	57,236
USD	3,636	EUR	2,982	9/15/21	94

					$605,210

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	50,000	USD	595,060	JPMorgan Chase Bank, N.A.	7/1/21	$—	$(2,185)
EUR	95,944	USD	114,564	State Street Bank and Trust Company	7/1/21	—	(799)
EUR	500,000	USD	594,990	State Street Bank and Trust Company	7/1/21	—	(2,115)
EUR	30,869,910	USD	36,608,626	Standard Chartered Bank	7/2/21	—	(4,626)
EUR	129,000	USD	154,141	State Street Bank and Trust Company	7/2/21	—	(1,179)
USD	37,625,037	EUR	30,869,910	Standard Chartered Bank	7/2/21	1,021,037	—
EUR	208,113	USD	251,395	Citibank, N.A.	7/30/21	—	(4,482)
EUR	33,985	USD	40,379	State Street Bank and Trust Company	7/30/21	—	(58)
EUR	74,925	USD	89,485	State Street Bank and Trust Company	7/30/21	—	(591)
EUR	116,607	USD	138,980	State Street Bank and Trust Company	7/30/21	—	(633)
EUR	98,661	USD	120,483	State Street Bank and Trust Company	7/30/21	—	(3,428)
EUR	255,348	USD	307,629	State Street Bank and Trust Company	7/30/21	—	(4,674)
GBP	50,997	USD	72,323	State Street Bank and Trust Company	7/30/21	—	(1,773)
GBP	339,007	USD	472,906	State Street Bank and Trust Company	7/30/21	—	(3,918)
USD	9,249,883	EUR	7,621,536	Citibank, N.A.	7/30/21	207,406	—
USD	1,252,489	EUR	1,032,002	Citibank, N.A.	7/30/21	28,084	—
USD	9,111,760	EUR	7,507,789	Goldman Sachs International	7/30/21	204,237	—
USD	1,233,787	EUR	1,016,599	Goldman Sachs International	7/30/21	27,655	—
USD	30,529,497	EUR	25,137,358	HSBC Bank USA, N.A.	7/30/21	705,591	—
USD	595,409	EUR	500,000	JPMorgan Chase Bank, N.A.	7/30/21	2,190	—
USD	9,249,918	EUR	7,621,472	State Street Bank and Trust Company	7/30/21	207,517	—
USD	3,639,962	EUR	2,992,500	State Street Bank and Trust Company	7/30/21	89,548	—
USD	1,220,672	EUR	1,000,000	State Street Bank and Trust Company	7/30/21	34,234	—
USD	1,811,287	EUR	1,500,000	State Street Bank and Trust Company	7/30/21	31,631	—
USD	1,252,494	EUR	1,031,993	State Street Bank and Trust Company	7/30/21	28,099	—
USD	611,362	EUR	500,000	State Street Bank and Trust Company	7/30/21	18,144	—
USD	565,779	EUR	468,217	State Street Bank and Trust Company	7/30/21	10,268	—
USD	1,188,420	EUR	995,000	State Street Bank and Trust Company	7/30/21	7,914	—
USD	350,670	EUR	290,185	State Street Bank and Trust Company	7/30/21	6,384	—
USD	233,104	EUR	191,297	State Street Bank and Trust Company	7/30/21	6,142	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	161,171	EUR	132,241	State Street Bank and Trust Company	7/30/21	$4,275	$—
USD	121,992	EUR	99,766	State Street Bank and Trust Company	7/30/21	3,626	—
USD	142,960	EUR	118,000	State Street Bank and Trust Company	7/30/21	2,960	—
USD	121,239	EUR	100,000	State Street Bank and Trust Company	7/30/21	2,595	—
USD	126,956	EUR	105,000	State Street Bank and Trust Company	7/30/21	2,380	—
USD	64,890	EUR	53,068	State Street Bank and Trust Company	7/30/21	1,929	—
USD	154,226	EUR	129,000	State Street Bank and Trust Company	7/30/21	1,175	—
USD	32,096	EUR	26,335	State Street Bank and Trust Company	7/30/21	851	—
USD	114,630	EUR	95,944	State Street Bank and Trust Company	7/30/21	798	—
USD	390,275	EUR	328,475	State Street Bank and Trust Company	7/30/21	560	—
USD	2,445,430	GBP	1,753,495	HSBC Bank USA, N.A.	7/30/21	19,614	—
USD	206,807	GBP	148,291	HSBC Bank USA, N.A.	7/30/21	1,659	—
USD	4,247,888	GBP	3,046,301	State Street Bank and Trust Company	7/30/21	33,582	—
USD	2,444,702	GBP	1,753,000	State Street Bank and Trust Company	7/30/21	19,571	—
USD	310,862	GBP	220,253	State Street Bank and Trust Company	7/30/21	6,160	—
USD	144,911	GBP	103,481	State Street Bank and Trust Company	7/30/21	1,754	—
USD	206,398	GBP	148,000	State Street Bank and Trust Company	7/30/21	1,652	—
USD	3,998	GBP	2,893	State Street Bank and Trust Company	7/30/21	—	(5)
USD	140,732	GBP	101,848	State Street Bank and Trust Company	7/30/21	—	(167)
USD	177,866	GBP	128,720	State Street Bank and Trust Company	7/30/21	—	(207)
USD	36,632,112	EUR	30,869,910	Standard Chartered Bank	8/3/21	3,934	—
USD	1,144,826	EUR	943,581	State Street Bank and Trust Company	8/31/21	24,622	—
USD	74,542	EUR	60,982	State Street Bank and Trust Company	8/31/21	2,145	—
USD	595,720	EUR	500,000	State Street Bank and Trust Company	8/31/21	2,129	—
USD	765,680	GBP	545,586	State Street Bank and Trust Company	8/31/21	10,870	—

						$2,784,922	$(30,840)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	103	Long	9/21/21	$13,647,500	$36,008
Euro-Bund	(41)	Short	9/8/21	(8,391,566)	(45,426)
Euro-Buxl	(27)	Short	9/8/21	(6,506,780)	(103,089)
U.S. 5-Year Treasury Note	(10)	Short	9/30/21	(1,234,297)	4,570
U.S. 10-Year Treasury Note	(203)	Short	9/21/21	(26,897,500)	(95,282)
U.S. Long Treasury Bond	(219)	Short	9/21/21	(35,204,250)	(859,666)
U.S. Ultra-Long Treasury Bond	(26)	Short	9/21/21	(5,009,875)	(161,461)

					$(1,224,346)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/4/23	$(18)	$—	$(18)
EUR	300	Receives	6-month EURIBOR (pays semi-annually)	(0.48)% (pays annually)	5/6/23	107	—	107
EUR	700	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/14/23	52	—	52
EUR	1,570	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	5/25/23	(84)	—	(84)
EUR	246	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	8,051	—	8,051

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	207	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	$6,335	$3	$6,338
EUR	242	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	7,269	—	7,269
EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	104,546	—	104,546
EUR	260	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	22,534	(2)	22,532
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	80,443	—	80,443
USD	2,680	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(17,261)	—	(17,261)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(6,813)	—	(6,813)
USD	461	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(15,192)	—	(15,192)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(24,622)	—	(24,622)
USD	260	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(8,107)	—	(8,107)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(4,010)	—	(4,010)
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(778)	—	(778)
USD	452	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	6,931	—	6,931
USD	2,240	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(88,496)	—	(88,496)
USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(367,383)	1,425	(365,958)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(28,949)	—	(28,949)
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	32,629	—	32,629
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	41,992	—	41,992
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	24,832	—	24,832
USD	27	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	1,364	—	1,364
USD	375	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	21,649	—	21,649
USD	313	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	16,858	—	16,858
USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(342,610)	(619)	(343,229)
USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	661	—	661
USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	1,149	—	1,149

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	$3,288	$—	$3,288
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	3,930	—	3,930
USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	800	—	800
USD	92	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(1,371)	—	(1,371)
USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(1,239)	—	(1,239)
USD	19	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(965)	—	(965)
USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	312,346	—	312,346

Total						$(210,132)	$807	$(209,325)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$3,750	1.00% (pays quarterly)(1)	6/20/26	0.75%	$47,162	$(23,499)	$23,663
Turkey	2,400	1.00% (pays quarterly)(1)	6/20/25	3.63	(230,044)	341,279	111,235

Total	$6,150				$(182,882)	$317,780	$134,898

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	3.31%	$(25,289)	$20,048	$(5,241)
Mexico	Goldman Sachs International	3,191	1.00% (pays quarterly)(1)	6/20/31	1.56	(160,209)	202,940	42,731

Total		$4,341				$(185,498)	$222,988	$37,490

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,491,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At June 30, 2021, the Fund owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Extraction Oil & Gas, Inc.	1/28/21	2,089	$30,894	$114,580
Nine Point Energy Holdings, Inc.	7/15/14	29,787	1,370,397	0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	555,000	0

Total Restricted Securities			$1,956,291	$114,580

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $106,610,775, which represents 6.7% of the Fund’s net assets applicable to common shares. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.282%, 7/15/50(1)	$1,973,960	$—	$—	$—	$53,079	$2,027,039	$21,410	$2,000,000
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	3,034,696	—	—	—	92,751	3,127,447	26,830	3,577,365
Series 2016-C 32, Class D, 3.396%, 12/15/49(1)	1,286,773	—	—	—	40,896	1,327,669	13,584	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	2,560,201	—	—	—	29,280	2,589,481	37,166	4,488,667
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)	2,001,683	—	—	—	(164)	2,001,519	4,052	2,000,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	1,587,708	—	—	—	19,036	1,606,744	14,731	1,845,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	16,659,394	435,652,766	(358,375,154)	(6,297)	167	93,930,876	11,183	93,930,876

				$(6,297)	$235,045	$106,610,775	$128,956

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$122,045,810	$—	$122,045,810
Closed-End Funds	26,963,293	—	—	26,963,293
Collateralized Mortgage Obligations	—	144,129,946	—	144,129,946
Commercial Mortgage-Backed Securities	—	82,839,388	—	82,839,388
U.S. Government Agency Mortgage-Backed Securities	—	379,293,739	—	379,293,739
Common Stocks	3,957,447	2,899,247	1,911,018	8,767,712
Convertible Bonds	—	978,355	—	978,355
Convertible Preferred Stocks	—	2,267,953	0	2,267,953
Corporate Bonds	—	792,997,056	—	792,997,056
Exchange-Traded Funds	580,589	—	—	580,589
Preferred Stocks	2,206,365	189,315	0	2,395,680
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	790,882,828	1,263,817	792,146,645
Sovereign Government Bonds	—	78,529,907	—	78,529,907
Sovereign Loans	—	12,616,939	—	12,616,939
Warrants	—	39,070	78,529	117,599
Miscellaneous	—	—	0	0
Short-Term Investments —
U.S. Treasury Obligations	—	499,972	—	499,972
Other	—	93,930,876	—	93,930,876
Total Investments	$33,707,694	$2,504,140,401	$3,253,364	$2,541,101,459

Asset Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$3,390,132	$—	$3,390,132
Futures Contracts	40,578	—	—	40,578
Swap Contracts	—	744,928	—	744,928
Total	$33,748,272	$2,508,275,461	$3,253,364	$2,545,277,097

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(30,840)	$—	$(30,840)
Futures Contracts	(1,264,924)	—	—	(1,264,924)
Swap Contracts	—	(1,323,440)	—	(1,323,440)
Total	$(1,264,924)	$(1,354,280)	$—	$(2,619,204)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.